UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2018

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	40

Federal Tax Information	41

Board of Trustees’ Contract Approval	42

Management and Organization	45

Important Notices	47

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2018, emerging market equities advanced over 8%, as measured by the MSCI Emerging Markets Index (the Index),2 despite facing notable performance deterioration during the first half of 2018.

Emerging market equities experienced a sharp, broad-based rally in the latter half of 2017 based on dramatic returns in the technology sector of China, Taiwan, and South Korea, as well as a strong rebound in Russia and other oil exporters on the back of the rally in crude oil prices. Through January of 2018, investors continued to be attracted to the asset class, due to its appealing valuations and strong earnings growth, with their enthusiasm overcoming fears of a North Korean crisis and further tightening moves by the U.S. Federal Reserve (the Fed). Historically, emerging market equities have suffered in times of Fed tightening.

However, early 2018 saw a marked increase in the dispersion of country-level results amid a heightening of volatility. While U.S. investors continued to be attracted to the emerging markets, flows began to slow due to growing concerns around the increasingly likely tariffs being floated by the U.S. government, and their implications on the export-driven economies of the emerging markets. As the year progressed, these concerns fed into a broad decline, as investors reacted to the continued escalation of the U.S.-China trade war and its implications on global trade. While the Chinese tariff situation was the most visible, the U.S. tariffs on steel and aluminum also impacted South Korea’s export-driven economy. In addition, the trade implications of an increasingly tenuous state of the North American Free Trade Agreement (NAFTA) hurt Mexican equities. Additionally, with the Fed raising interest rates, investors re-assessed the balance sheets of a number of developing countries, sparking a broad currency crisis across the emerging markets, providing further headwinds to emerging market equity returns.

Frontier markets (as measured by the MSCI Frontier Markets Index) generally delivered moderately lower returns than emerging markets (as measured by the Index).

Fund Performance

For the 12-month period ended June 30, 2018, Parametric Tax-Managed Emerging Markets Fund (the Fund) had a total return of 3.63% for Institutional Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the Index, which had a total return of 8.20% for the same period.

An underweight to China detracted from relative performance as Chinese markets continued to rally on strong economic growth for most of the period. An overweight to Mexico also hurt relative returns as markets underperformed on investor fears that the NAFTA would be modified or canceled. An overweight to Turkey further detracted from performance due to recent drops in the lira and the country’s unstable political environment.

An underweight to South Korea contributed to relative performance as markets have lagged due to signs of an economic slowdown, as well as concerns around U.S. steel tariffs. An underweight to Taiwan also aided relative results, partially due to weakness in the country’s semiconductor industry, and an overall slowdown in economic growth. The inclusion of Vietnam and Kazakhstan, both non-Index countries, also contributed to returns.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Performance2,3

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	3.63%	3.08%	2.01%
MSCI Emerging Markets Index	—	—	8.20%	5.01%	2.26%

% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions	06/30/1998	06/30/1998	3.32%	2.80%	1.83%
After Taxes on Distributions and Sales of Fund Shares	—	—	2.63	2.56	1.76

% Total Annual Operating Expense Ratio[4]					Institutional Class
					0.95%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

America Movil SAB de CV, Series L	1.2%

Naspers, Ltd., Class N	1.0

Sberbank of Russia PJSC	0.8

China Mobile, Ltd.	0.7

Lukoil PJSC ADR	0.6

Credicorp, Ltd.	0.6

Samsung Electronics Co., Ltd.	0.6

MTN Group, Ltd.	0.5

Sasol, Ltd.	0.5

Gazprom PJSC ADR	0.5

Total	7.0%

See Endnotes and Additional Disclosures in this report.

4

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$929.20	$4.54	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.10	$4.76	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017.

6

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments

Common Stocks — 98.7%
Security	Shares	Value

Argentina — 0.5%
Adecoagro SA(1)	128,000	$1,017,600
Arcos Dorados Holdings, Inc., Class A	465,200	3,233,140
Banco Macro SA, Class B	130,676	761,241
Cresud SA ADR	18,602	275,682
Grupo Financiero Galicia SA, Class B ADR	37,200	1,226,856
IRSA Inversiones y Representaciones SA	119,544	204,992
Ledesma SAAI(1)	259,501	107,658
MercadoLibre, Inc.	18,200	5,440,526
Molinos Agro SA	18,283	135,898
Molinos Rio de la Plata SA, Class B(1)	75,026	111,534
Pampa Energia SA ADR(1)	67,360	2,409,467
Ternium Argentina SA	2,005,200	925,477
Transportadora de Gas del Sur SA(1)	252,923	594,598
YPF SA ADR	101,600	1,379,728
		$17,824,397

Bahrain — 0.6%
Ahli United Bank BSC	16,892,374	$10,145,133
Al Salam Bank-Bahrain BSC	14,953,766	4,748,533
GFH Financial Group BSC	11,232,727	4,016,485
Ithmaar Holding BSC(1)	21,954,746	2,288,950
		$21,199,101

Bangladesh — 0.7%
ACI, Ltd.	124,952	$520,429
Aftab Automobiles, Ltd.	378,354	239,221
Al-Arafah Islami Bank, Ltd.	2,174,488	584,273
Bangladesh Export Import Co., Ltd.	4,835,385	1,512,781
Bangladesh Submarine Cable Co., Ltd.	274,602	338,521
BBVA Banco Frances SA	76,594	315,114
Beximco Pharmaceuticals, Ltd.	522,666	593,014
BRAC Bank, Ltd.(1)	477,896	411,194
British American Tobacco Bangladesh Co., Ltd.	41,583	1,719,406
BSRM Steels, Ltd.	1,250,000	1,082,079
City Bank, Ltd. (The)	933,797	376,152
Grameenphone, Ltd.	656,933	3,059,327
Heidelberger Cement Bangladesh, Ltd.	103,700	452,207
Islami Bank Bangladesh, Ltd.	1,587,087	449,784
Jamuna Oil Co., Ltd.	212,850	475,880
Khulna Power Co., Ltd.	972,814	784,922
LafargeHolcim Bangladesh, Ltd.	396,773	268,301
LankaBangla Finance, Ltd.	1,102,357	356,295
Malek Spinning Mills, Ltd.	1,020,000	208,141

Security	Shares	Value

Bangladesh (continued)
Meghna Petroleum, Ltd.	210,100	$476,194
National Bank, Ltd.(1)	5,261,530	615,988
Olympic Industries, Ltd.	351,256	943,962
Padma Oil Co., Ltd.	175,100	478,983
Pubali Bank, Ltd.	2,018,443	556,867
Renata, Ltd.	26,401	408,535
Singer Bangladesh, Ltd.	165,593	357,052
Social Islami Bank, Ltd.(1)	2,833,792	545,161
Southeast Bank, Ltd.(1)	2,195,925	408,991
Square Pharmaceuticals, Ltd.	609,170	2,140,453
Summit Power, Ltd.	1,464,390	664,688
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	730,999
Unique Hotel & Resorts, Ltd.	1,004,743	623,204
United Airways Bangladesh, Ltd.(1)	7,278,815	330,866
United Commercial Bank, Ltd.	1,270,726	265,633
		$23,294,617

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,308,506	$703,908
Botswana Insurance Holdings, Ltd.	801,726	1,356,749
First National Bank of Botswana, Ltd.	7,511,600	1,604,619
Letshego Holdings, Ltd.	16,310,999	2,888,548
Sechaba Breweries Holdings, Ltd.	1,086,400	2,007,667
Sefalana Holding Co.	991,000	842,442
Standard Chartered Bank Botswana, Ltd.(1)	850,790	345,979
		$9,749,912

Brazil — 5.9%
Aliansce Shopping Centers SA	206,800	$791,824
AMBEV SA	2,062,925	9,570,120
Atacadao Distribuicao Comercio e Industria Ltda	144,200	563,294
B2W Cia Digital(1)	263,000	1,825,376
B3 SA - Brasil Bolsa Balcao	554,763	2,927,150
Banco Bradesco SA, PFC Shares	849,538	5,896,297
Banco do Brasil SA	56,600	418,394
BR Malls Participacoes SA(1)	1,876,400	4,696,144
BR Properties SA	113,000	265,316
Braskem SA, PFC Shares	119,600	1,566,380
BRF SA(1)	48,966	227,411
BRF SA ADR(1)	25,600	119,808
CCR SA	160,000	417,777
Centrais Eletricas Brasileiras SA, PFC Shares(1)	671,366	2,347,161
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	285,714
Cia Brasileira de Distribuicao, PFC Shares	64,756	1,301,385
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	753,549

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	372,098	$2,236,309
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	593,551
Cia Hering	155,800	572,831
Cia Siderurgica Nacional SA(1)	147,100	298,318
Cia Siderurgica Nacional SA ADR(1)	62,200	125,644
Cielo SA	2,324,338	9,907,260
Construtora Tenda SA(1)	62,686	384,777
Cosan SA Industria e Comercio	137,900	1,251,712
CPFL Energia SA	468,491	2,619,416
CVC Brasil Operadora e Agencia de Viagens SA	143,121	1,669,114
Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,224	542,724
Duratex SA	335,583	753,292
EcoRodovias Infraestrutura e Logistica SA	146,900	280,477
EDP-Energias do Brasil SA	344,100	1,231,418
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA(1)	205,868	2,231,974
Embraer SA	805,332	5,040,922
Embraer SA ADR	26,152	651,185
Engie Brasil Energia SA	96,100	848,740
Equatorial Energia SA	197,000	2,886,063
Estacio Participacoes SA	275,300	1,731,746
Even Construtora e Incorporadora SA(1)	652,400	614,400
Ez Tec Empreendimentos e Participacoes SA	143,494	597,190
Fibria Celulose SA	24,585	460,332
Fibria Celulose SA ADR	54,900	1,020,591
Fleury SA	310,300	2,117,638
Gafisa SA(1)	126,986	338,782
Gerdau SA, PFC Shares	227,900	817,929
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	242,400	651,695
Hypera SA	541,800	3,859,665
Iguatemi Empresa de Shopping Centers SA	191,000	1,519,819
Instituto Hermes Pardini SA	81,900	371,913
Itau Unibanco Holding SA, PFC Shares	646,567	6,729,669
Itausa-Investimentos Itau SA, PFC Shares	1,233,454	2,921,527
JBS SA	653,902	1,569,061
Klabin SA	190,200	961,858
Klabin SA, PFC Shares	981,500	792,645
Linx SA	60,800	277,665
Localiza Rent a Car SA	768,528	4,705,456
Lojas Americanas SA, PFC Shares	642,690	2,764,276
Lojas Renner SA	602,691	4,567,125
M Dias Branco SA	60,700	585,740
Magazine Luiza SA	53,508	1,767,010
Marcopolo SA, PFC Shares	786,900	680,156

Security	Shares	Value

Brazil (continued)
MRV Engenharia e Participacoes SA	476,800	$1,481,177
Multiplan Empreendimentos Imobiliarios SA	288,200	4,238,509
Natura Cosmeticos SA	143,300	1,119,188
Odontoprev SA	779,700	2,629,344
Oi SA ADR(1)	315,800	262,114
Oi SA, PFC Shares(1)	548,684	409,133
Pagseguro Digital, Ltd., Class A(1)	225,100	6,246,525
Petroleo Brasileiro SA	92,600	463,986
Petroleo Brasileiro SA ADR	187,400	1,656,616
Petroleo Brasileiro SA, PFC Shares	3,577,077	15,865,304
Qualicorp Consultoria e Corretora de Seguros SA	633,900	3,019,233
Raia Drogasil SA	107,800	1,846,848
Randon SA Implementos e Participacoes, PFC Shares	198,512	316,021
Rumo SA(1)	387,599	1,410,087
Sao Martinho SA	133,410	614,428
Suzano Papel e Celulose SA	156,400	1,814,696
Telefonica Brasil SA ADR	568,800	6,751,656
Telefonica Brasil SA, PFC Shares	214,905	2,536,220
TIM Participacoes SA	2,024,444	6,884,389
Totvs SA	298,000	2,091,363
Transmissora Alianca de Energia Electrica SA	444,093	2,142,692
Ultrapar Participacoes SA	103,648	1,228,827
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	428,538
Vale SA	944,787	12,088,496
Weg SA	1,175,096	4,926,868
		$192,994,973

Bulgaria — 0.1%
Albena AD(1)	3,379	$114,754
Bulgartabak Holding	3,450	32,364
CB First Investment Bank AD(1)	54,000	114,175
Chimimport AD	825,588	1,116,560
Industrial Holding Bulgaria PLC(1)	576,865	334,115
Petrol AD(1)	19,052	11,318
Sopharma AD	303,500	737,007
		$2,460,293

Chile — 2.9%
AES Gener SA	1,713,702	$424,626
Aguas Andinas SA, Series A	2,872,891	1,569,242
Almendral SA	7,092,000	520,996
AntarChile SA	73,000	1,173,215
Banco de Chile	29,664,258	4,585,419
Banco de Chile ADR	4,043	375,837

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Banco de Credito e Inversiones SA	61,015	$4,060,694
Banco Santander Chile ADR	118,249	3,716,566
Besalco SA	596,000	547,295
Cap SA	86,946	864,663
Cencosud SA	1,993,533	4,927,426
Cia Cervecerias Unidas SA ADR	119,300	2,975,342
Cia Sud Americana de Vapores SA(1)	10,829,733	306,629
Colbun SA	5,553,984	1,145,826
Embotelladora Andina SA, Series A ADR	25,100	510,785
Embotelladora Andina SA, Series A, PFC Shares	179,519	631,921
Embotelladora Andina SA, Series B ADR	49,672	1,143,449
Empresa Nacional de Telecomunicaciones SA	300,687	2,761,197
Empresas CMPC SA	1,633,649	5,950,588
Empresas COPEC SA	887,267	13,579,200
Enel Americas SA	7,896,770	1,395,783
Enel Americas SA ADR	140,171	1,234,907
Enel Chile SA	4,683,503	462,118
Enel Chile SA ADR	257,006	1,254,189
Engie Energia Chile SA	253,400	465,385
Forus SA	64,662	206,734
Inversiones Aguas Metropolitanas SA	613,640	937,184
Itau CorpBanca	145,664,426	1,422,546
Latam Airlines Group SA	169,643	1,674,634
Latam Airlines Group SA ADR	248,748	2,460,118
Masisa SA	3,179,276	199,497
Parque Arauco SA	818,312	2,301,911
Quinenco SA	457,241	1,329,676
Ripley Corp. SA	1,334,100	1,265,914
S.A.C.I. Falabella	1,179,842	10,812,593
Salfacorp SA	1,194,378	1,846,419
Sigdo Koppers SA	678,341	1,095,383
Sociedad Matriz SAAM SA	6,677,681	610,133
Sociedad Quimica y Minera de Chile SA ADR	107,600	5,170,180
Sociedad Quimica y Minera de Chile SA, Series A	19,125	918,956
Sonda SA	1,859,824	2,761,009
Vina Concha y Toro SA	146,373	301,306
Vina Concha y Toro SA ADR	26,701	1,111,029
		$93,008,520

China — 11.0%
3SBio, Inc.(2)	527,000	$1,190,843
AECC Aviation Power Co., Ltd.	66,500	223,642
Agile Group Holdings, Ltd.	486,000	826,902
Agricultural Bank of China, Ltd., Class H	1,705,000	795,773
Air China, Ltd., Class H	1,770,000	1,701,690

Security	Shares	Value

China (continued)
Aisino Corp.	73,800	$280,989
Alibaba Group Holding, Ltd. ADR(1)	19,000	3,525,070
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	2,595,482
Angang Steel Co., Ltd., Class H	1,148,000	1,031,454
Anhui Conch Cement Co., Ltd., Class H	1,034,500	5,899,652
ANTA Sports Products, Ltd.	676,000	3,564,755
AVIC Aircraft Co., Ltd., Class A	162,200	382,293
Baidu, Inc. ADR(1)	13,700	3,329,100
Bank of Beijing Co., Ltd.	395,520	360,155
Bank of China, Ltd., Class H	5,324,000	2,640,301
Bank of Communications, Ltd., Class H	2,201,300	1,684,786
Bank of Nanjing Co., Ltd.	294,427	343,151
Bank of Ningbo Co., Ltd., Class A	87,300	214,360
BBMG Corp., Class H	3,378,000	1,241,418
BeiGene, Ltd. ADR(1)	24,425	3,754,855
Beijing Capital Co., Ltd.	323,000	205,906
Beijing Capital International Airport Co., Ltd., Class H	596,000	626,056
Beijing Enterprises Holdings, Ltd.	223,500	1,085,163
Beijing Enterprises Water Group, Ltd.	3,456,000	1,879,248
Beijing Orient Landscape & Environment Co., Ltd., Class A(3)	94,800	215,061
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	211,775
Beijing Originwater Technology Co., Ltd., Class A	82,900	173,922
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A(1)	46,600	157,373
Beijing Tongrentang Co., Ltd.	47,000	249,856
Beijing Water Business Doctor Co., Ltd., Class A	73,000	126,345
Beijing Xinwei Technology Group Co., Ltd.(1)(3)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	124,556
BOE Technology Group Co., Ltd., Class A	911,100	485,303
BYD Co., Ltd., Class H	575,000	3,545,817
Cangzhou Mingzhu Plastic Co., Ltd., Class A	165,750	146,430
CGN Power Co., Ltd., Class H(2)	6,329,000	1,634,214
Changchun High & New Technology Industries, Inc., Class A	10,400	356,932
Changjiang Securities Co., Ltd., Class A	141,300	115,726
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	145,786
China Agri-Industries Holdings, Ltd.	2,380,000	907,668
China Baoan Group Co., Ltd., Class A	175,040	129,423
China Bluechemical, Ltd., Class H	1,348,000	494,939
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,025,425
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,016,144
China Coal Energy Co., Ltd., Class H	1,005,000	414,771
China Communications Construction Co., Ltd., Class H	1,677,000	1,615,027
China Communications Services Corp., Ltd., Class H	2,166,000	1,368,740

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Construction Bank Corp., Class H	6,290,580	$5,756,137
China Dongxiang Group Co., Ltd.	3,981,000	730,480
China Eastern Airlines Corp., Ltd., Class H	1,436,000	968,675
China Everbright Bank Co., Ltd.	341,400	188,385
China Everbright International, Ltd.	1,156,000	1,488,788
China Everbright, Ltd.	456,000	834,297
China Evergrande Group(1)	757,000	1,921,990
China Fortune Land Development Co., Ltd.	52,400	202,896
China Gas Holdings, Ltd.	1,086,000	4,353,984
China Gezhouba Group Co., Ltd.	152,700	165,508
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,750,000	0
China International Marine Containers Co., Ltd.	413,812	540,807
China International Travel Service Corp., Ltd.	62,976	611,589
China Life Insurance Co., Ltd., Class H	178,000	456,657
China Longyuan Power Group Corp., Ltd., Class H	2,519,000	2,023,540
China Medical System Holdings, Ltd.	702,000	1,398,277
China Mengniu Dairy Co., Ltd.	1,601,000	5,399,812
China Merchants Bank Co., Ltd., Class H	512,500	1,885,185
China Merchants Port Holdings Co., Ltd.	790,000	1,599,974
China Merchants Securities Co., Ltd.	76,998	158,794
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(3)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	1,036,920	740,972
China Mobile, Ltd.	2,416,900	21,445,019
China Modern Dairy Holdings, Ltd.(1)	2,514,000	471,833
China Molybdenum Co., Ltd., Class H	4,218,000	2,032,967
China National Building Material Co., Ltd., Class H	2,156,000	2,122,057
China National Nuclear Power Co., Ltd.	227,000	192,967
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	317,765
China Oilfield Services, Ltd., Class H	1,832,000	1,725,405
China Overseas Land & Investment, Ltd.	760,360	2,495,655
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,089,348
China Petroleum & Chemical Corp., Class H	11,161,800	9,991,117
China Power International Development, Ltd.	2,268,000	522,396
China Railway Construction Corp., Ltd., Class H	947,500	958,472
China Railway Group, Ltd., Class H	2,265,000	1,707,764
China Resources Beer Holdings Co., Ltd.	968,000	4,687,494
China Resources Cement Holdings, Ltd.	870,000	875,555
China Resources Gas Group, Ltd.	610,000	2,637,149
China Resources Land, Ltd.	537,111	1,804,185
China Resources Pharmaceutical Group, Ltd.(2)	278,000	384,377
China Resources Phoenix Healthcare Holdings Co., Ltd.	803,000	980,128
China Resources Power Holdings Co., Ltd.	1,087,000	1,910,314
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,913,298
China Shipbuilding Industry Co., Ltd.(1)	375,300	228,336
China South City Holdings, Ltd.	1,106,000	214,952

Security	Shares	Value

China (continued)
China Southern Airlines Co., Ltd., Class H	2,064,500	$1,617,755
China Sports Industry Group Co., Ltd.(3)	69,000	96,981
China State Construction Engineering Corp., Ltd.	331,520	273,086
China Taiping Insurance Holdings Co., Ltd.	277,000	861,211
China Telecom Corp., Ltd., Class H	7,572,000	3,553,067
China Travel International Investment Hong Kong, Ltd.	1,660,000	645,482
China Unicom (Hong Kong), Ltd.	2,590,290	3,228,757
China United Network Communications, Ltd., Class A	808,166	597,350
China Vanke Co., Ltd., Class H	723,217	2,522,204
China Yangtze Power Co., Ltd.	236,900	575,923
Chongqing Changan Automobile Co., Ltd., Class A	98,738	133,928
CIFI Holdings Group Co., Ltd.	990,000	627,117
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	98,726
CITIC, Ltd.	1,614,000	2,270,480
CNOOC, Ltd.	5,344,500	9,158,038
COFCO Tunhe Sugar Co., Ltd.	116,500	132,080
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	633,257
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	854,731
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,247,494
COSCO SHIPPING Ports, Ltd.	528,000	439,156
Country Garden Holdings Co., Ltd.	2,431,000	4,261,536
Country Garden Services Holdings Co., Ltd.(1)	279,425	358,292
CSPC Pharmaceutical Group, Ltd.	2,054,000	6,167,752
Ctrip.com International, Ltd. ADR(1)	108,700	5,177,381
Daqin Railway Co., Ltd.	164,362	203,587
Datang International Power Generation Co., Ltd., Class H(1)	3,276,000	999,545
Deluxe Family Co., Ltd.	311,800	183,347
DHC Software Co., Ltd., Class A	183,200	237,048
Dong-E-E-Jiao Co., Ltd., Class A	55,200	447,304
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,842,417
Dr Peng Telecom & Media Group Co., Ltd.	145,878	263,377
East Money Information Co., Ltd., Class A	113,760	225,540
Fullshare Holdings, Ltd.	3,655,000	1,805,495
GD Power Development Co., Ltd.	566,200	224,591
GEM Co., Ltd., Class A	217,400	197,898
Gemdale Corp.	247,101	379,821
GoerTek, Inc., Class A	63,700	97,646
Golden Eagle Retail Group, Ltd.	366,000	439,466
Great Wall Motor Co., Ltd., Class H	2,510,250	1,910,593
Gree Electric Appliances, Inc. of Zhuhai, Class A	129,000	914,913
Greentown China Holdings, Ltd.	235,500	314,678
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	269,919
Guangdong Golden Dragon Development, Inc., Class A	98,800	148,630

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Guangdong Investment, Ltd.	2,320,000	$3,671,711
Guangdong Shaoneng Group Co., Ltd., Class A	215,400	142,637
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	188,528	625,993
Guanghui Energy Co., Ltd.	682,345	421,373
Guangzhou Automobile Group Co., Ltd., Class H	2,451,199	2,384,800
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	924,064
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,345,463
Guosen Securities Co., Ltd., Class A	176,600	241,866
Guoxuan High-Tech Co., Ltd., Class A	63,830	135,109
Guoyuan Securities Co., Ltd., Class A	159,500	177,913
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	374,504
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	111,200	621,508
Harbin Pharmaceutical Group Co., Ltd.	150,695	90,170
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	244,139
Hengan International Group Co., Ltd.	403,000	3,865,514
Hengtong Optic-electric Co., Ltd.	98,560	326,911
Hesteel Co., Ltd., Class A	284,800	126,568
Huabao International Holdings, Ltd.	492,000	313,377
Huadian Fuxin Energy Corp., Ltd.	820,000	191,732
Huadian Power International Corp., Ltd., Class H	2,642,000	1,042,538
Huadong Medicine Co., Ltd., Class A	97,500	708,415
Hualan Biological Engineering, Inc., Class A	62,200	301,371
Huaneng Power International, Inc., Class H	6,520,000	4,308,412
Huaneng Renewables Corp., Ltd., Class H	2,704,000	896,277
Huatai Securities Co., Ltd.	73,700	166,402
Huaxia Bank Co., Ltd.	287,622	323,199
Huayu Automotive Systems Co., Ltd.	82,100	293,391
Hubei Energy Group Co., Ltd., Class A	272,100	168,579
Humanwell Healthcare Group Co., Ltd.	69,600	138,663
Hundsun Technologies, Inc.	33,750	268,775
Iflytek Co., Ltd., Class A	37,950	182,935
iKang Healthcare Group, Inc. ADR(1)	14,800	302,808
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	3,516,635
Industrial Bank Co., Ltd.	179,000	388,843
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	173,546
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	113,200	475,454
JD.com, Inc. ADR(1)	39,400	1,534,630
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	194,145
Jiangsu Expressway Co., Ltd., Class H	796,000	947,863
Jiangsu Hengrui Medicine Co., Ltd.	64,116	731,606
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	25,000	494,596
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	238,996
Jiangxi Copper Co., Ltd., Class H	1,415,000	1,796,729

Security	Shares	Value

China (continued)
Jiangxi Ganfeng Lithium Co., Ltd., Class A	36,900	$214,246
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	64,100	173,626
Jinyu Bio-Technology Co., Ltd.	73,710	189,994
Jizhong Energy Resources Co., Ltd., Class A	283,400	175,652
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	90,800	383,252
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)(3)	321,500	121,073
Kangde Xin Composite Material Group Co., Ltd., Class A(1)(3)	113,300	233,670
Kangmei Pharmaceutical Co., Ltd.	106,000	365,195
Kingboard Chemical Holdings, Ltd.	169,200	616,245
Kingfa Sci & Tech Co., Ltd.	171,400	134,878
Kweichow Moutai Co., Ltd.	10,010	1,102,438
KWG Property Holding, Ltd.	618,500	772,538
Lee & Man Paper Manufacturing, Ltd.	876,000	883,776
Lenovo Group, Ltd.	2,596,000	1,397,323
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	382,221
Leyou Technologies Holdings, Ltd.(1)	1,240,000	381,921
Li Ning Co., Ltd.(1)	1,892,312	2,081,607
Liaoning Cheng Da Co., Ltd.(1)	72,015	164,747
Longfor Properties Co., Ltd.	841,000	2,261,162
LONGi Green Energy Technology Co., Ltd.	94,641	237,363
Lonking Holdings, Ltd.	2,438,000	1,116,546
Luxshare Precision Industry Co., Ltd., Class A	153,300	519,799
Luye Pharma Group, Ltd.	1,117,000	1,141,311
Luzhou Laojiao Co., Ltd., Class A	31,300	287,267
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,099,000	928,768
Midea Group Co., Ltd., Class A	96,300	756,477
MMG, Ltd.(1)	796,000	554,159
NARI Technology Co., Ltd.	85,600	203,740
NavInfo Co., Ltd., Class A	64,800	197,414
NetEase, Inc. ADR	5,200	1,313,884
Neusoft Corp.	74,400	146,439
New Hope Liuhe Co., Ltd., Class A	264,326	252,660
New Oriental Education & Technology Group, Inc. ADR	50,300	4,761,398
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,791,559
O-film Tech Co., Ltd., Class A	65,793	159,818
Offshore Oil Engineering Co., Ltd.	168,800	133,722
Oriental Energy Co., Ltd., Class A	137,900	202,867
Parkson Retail Group, Ltd.(1)	664,500	81,223
PetroChina Co., Ltd., Class H	2,088,300	1,590,896
PICC Property & Casualty Co., Ltd., Class H	513,000	551,743
Ping An Bank Co., Ltd., Class A	457,200	626,318
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	4,372,789
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	165,696

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Poly Property Group Co., Ltd.	1,579,000	$649,695
Poly Real Estate Group Co., Ltd., Class A	292,400	536,254
Power Construction Corp. of China, Ltd.	186,917	150,494
Qingdao Haier Co., Ltd.	135,829	393,608
Qinghai Salt Lake Industry Co., Ltd., Class A(1)	106,500	173,427
Qingling Motors Co., Ltd., Class H	1,448,966	444,331
SAIC Motor Corp., Ltd.	90,100	474,645
Sanan Optoelectronics Co., Ltd.	132,000	381,467
Sany Heavy Industry Co., Ltd.	219,800	296,389
SDIC Power Holdings Co., Ltd.	200,900	220,222
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,608,128
Shandong Gold Mining Co., Ltd.	44,309	161,088
Shandong Nanshan Aluminum Co., Ltd.	409,500	167,906
Shanghai Dazhong Public Utilities Group Co., Ltd., Class A	220,886	124,140
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	552,554
Shanghai Fosun Pharmaceutical Group Co., Ltd.	545,000	2,979,615
Shanghai Industrial Holdings, Ltd.	291,000	676,080
Shanghai Jahwa United Co., Ltd., Class A	50,376	300,995
Shanghai Oriental Pearl Group Co., Ltd., Class A	65,600	148,956
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	2,081,836
Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	319,871
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	75,400	130,662
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	212,385
Shanxi Securities Co., Ltd., Class A	168,700	171,326
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	262,467
Shenergy Co., Ltd.	227,799	172,842
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	235,093
Shenzhen Energy Group Co., Ltd., Class A	241,960	180,103
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	299,523
Shenzhen Investment, Ltd.	1,384,000	502,885
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	192,238
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	315,319
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	242,045
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	160,869
Shimao Property Holdings, Ltd.	214,500	559,244
Shui On Land, Ltd.	1,556,500	393,605
Siasun Robot & Automation Co., Ltd., Class A	69,900	182,996
Sichuan Changhong Electric Co., Ltd.	307,800	132,675
Sichuan Chuantou Energy Co., Ltd.	152,000	199,899
Sihuan Pharmaceutical Holdings Group, Ltd.	928,000	206,089
SINA Corp.(1)	8,700	736,803
Sino Biopharmaceutical, Ltd.	3,257,500	4,974,873
Sino-Ocean Group Holding, Ltd.	1,881,500	1,088,796

Security	Shares	Value

China (continued)
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	$640,604
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	2,226,188
Sinopharm Group Co., Ltd., Class H	756,800	3,041,660
SOHO China, Ltd.	381,500	180,970
Sohu.com, Ltd. ADR(1)	8,700	308,850
Sun Art Retail Group, Ltd.	1,281,000	1,671,157
Sunac China Holdings, Ltd.	750,000	2,608,506
Suning.com Co., Ltd, Class A	138,200	292,914
Tasly Pharmaceutical Group Co., Ltd.	82,976	322,830
TBEA Co., Ltd.	168,219	175,665
TCL Corp., Class A	372,800	162,881
Tencent Holdings, Ltd.	242,900	12,197,314
Tianqi Lithium Corp., Class A	31,855	237,931
Tibet Water Resources, Ltd.(1)	528,000	199,807
Tingyi (Cayman Islands) Holding Corp.	1,198,000	2,775,076
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	385,663
Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	147,652
TravelSky Technology, Ltd., Class H	984,000	2,856,192
Tsinghua Tongfang Co., Ltd.	106,100	140,331
Tsingtao Brewery Co., Ltd., Class H	654,000	3,583,313
Tus-Sound Environmental Resources Co., Ltd., Class A	78,680	207,163
Uni-President China Holdings, Ltd.	290,000	372,070
United Laboratories International Holdings, Ltd. (The)	362,000	376,394
Wanhua Chemical Group Co., Ltd.	52,720	360,180
Want Want China Holdings, Ltd.	3,646,000	3,242,123
Weibo Corp. ADR(1)	5,140	456,226
Weichai Power Co., Ltd., Class H	907,200	1,246,383
Western Mining Co., Ltd.	274,000	259,418
Western Securities Co., Ltd., Class A	166,539	189,360
WH Group, Ltd.(2)	3,991,500	3,229,868
Wintime Energy Co., Ltd.	659,389	175,703
Wuliangye Yibin Co., Ltd., Class A	107,600	1,229,109
Xinhu Zhongbao Co., Ltd.(1)	301,800	174,205
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	151,953
Yang Quan Coal Industry Group Co., Ltd.(1)	189,257	203,458
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,093,406
Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	2,151,232
Yonghui Superstores Co., Ltd.	140,200	161,184
Youngor Group Co., Ltd.	201,880	234,413
Yuan Longping High-tech Agriculture Co., Ltd., Class A	84,332	239,740
Yuexiu Property Co., Ltd.	3,386,000	644,747
Yunnan Baiyao Group Co., Ltd., Class A	40,421	651,475
Yunnan Chihong Zinc & Germanium Co., Ltd.	222,100	182,209
Zhaojin Mining Industry Co., Ltd., Class H	409,500	313,259
Zhejiang China Commodities City Group Co., Ltd.	354,157	229,432
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	320,988

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Zhejiang Expressway Co., Ltd., Class H	870,000	$774,815
Zhejiang Huahai Pharmaceutical Co., Ltd.	70,080	281,642
Zhejiang Longsheng Group Co., Ltd.	155,000	278,958
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	120,271
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	172,887
Zhengzhou Yutong Bus Co., Ltd.	66,400	192,318
Zhongjin Gold Corp., Ltd.	120,570	125,113
Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,365,828
Zijin Mining Group Co., Ltd., Class H	7,732,000	2,964,204
ZTE Corp., Class H(1)	708,739	1,071,610
		$358,760,042

Colombia — 1.7%
Almacenes Exito SA	569,955	$3,150,158
Avianca Holdings SA, PFC Shares	614,449	493,689
Banco Davivienda SA, PFC Shares	190,600	2,406,032
Banco de Bogota SA	49,573	1,151,779
Bancolombia SA	86,292	1,039,844
Bancolombia SA ADR, PFC Shares	127,200	6,077,616
Bolsa de Valores de Colombia	171,383	657,220
Celsia SA ESP	833,260	1,320,514
Cementos Argos SA	509,458	1,703,379
Cementos Argos SA, PFC Shares	190,626	559,316
Cemex Latam Holdings SA(1)	266,452	754,525
Corporacion Financiera Colombiana SA	161,465	1,398,128
Ecopetrol SA	4,549,600	4,695,430
Ecopetrol SA ADR	425,800	8,750,190
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	300,194
Fabricato SA(1)	34,115,900	84,561
Grupo Argos SA	466,160	3,158,574
Grupo Argos SA, PFC Shares	147,122	893,458
Grupo Aval Acciones y Valores SA	1,723,100	711,332
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,362,839
Grupo de Inversiones Suramericana SA	295,106	3,785,669
Grupo Energia Bogota SA ESP	2,602,208	1,811,127
Grupo Nutresa SA	450,615	4,150,937
Interconexion Electrica SA	945,400	4,676,925
Odinsa SA(3)	53,817	192,790
Organizacion Terpel SA	13,768	54,066
		$55,340,292

Croatia — 0.7%
AD Plastik DD	51,587	$1,602,464
Adris Grupa DD, PFC Shares	45,976	3,081,077
Atlantic Grupa DD	15,350	2,362,698
Atlantska Plovidba DD(1)	13,025	980,041

Security	Shares	Value

Croatia (continued)
Ericsson Nikola Tesla DD	5,610	$926,235
Hrvatski Telekom DD	284,978	6,806,752
Koncar-Elektroindustrija DD	7,227	757,591
Kras DD	3,067	190,521
Ledo DD(1)(3)	983	48,246
Petrokemija DD(1)	5,816	8,170
Podravka Prehrambena Industrija DD	50,437	2,565,120
Privredna Banka Zagreb DD	3,310	392,943
Valamar Riviera DD	643,639	4,117,803
Zagrebacka Banka DD	30,550	292,658
		$24,132,319

Czech Republic — 0.6%
CEZ AS	348,557	$8,258,438
Komercni Banka AS	237,911	9,991,744
New World Resources PLC, Class A(1)(3)	860,500	0
Philip Morris CR AS	2,867	1,968,520
		$20,218,702

Egypt — 0.8%
Alexandria Mineral Oils Co.	1,324,759	$863,257
Commercial International Bank Egypt SAE	1,127,929	5,339,612
Eastern Tobacco	285,483	2,836,132
Egypt Kuwait Holding Co. SAE	873,388	1,005,718
Egyptian Financial Group-Hermes Holding Co.(1)	473,418	612,415
Egyptian International Pharmaceuticals EIPICO	85,424	644,963
Egyptian Resorts Co.(1)	2,375,648	252,023
ElSewedy Electric Co.	281,540	3,135,601
Ezz Steel(1)	740,231	1,212,454
Global Telecom Holding SAE(1)	6,446,866	1,683,263
Juhayna Food Industries	1,017,936	687,598
Maridive & Oil Services SAE(1)	787,652	385,752
Medinet Nasr Housing(1)	1,851,070	1,104,113
Orascom Telecom Media and Technology Holding SAE(1)	8,189,110	326,718
Oriental Weavers Co.	756,427	518,679
Pioneers Holding(1)	516,023	236,507
Sidi Kerir Petrochemicals Co.	616,480	891,576
Six of October Development & Investment Co.(1)	275,153	366,563
Talaat Moustafa Group	3,963,160	2,597,982
Telecom Egypt	1,189,277	936,695
		$25,637,621

Estonia — 0.3%
AS Baltika(1)	226,000	$55,364
AS Merko Ehitus	75,000	858,411

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Estonia (continued)
AS Tallink Grupp	5,354,470	$6,697,053
AS Tallinna Kaubamaja Grupp	202,800	2,179,059
AS Tallinna Vesi	35,235	421,487
Nordecon AS	223,282	281,463
		$10,492,837

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$97,269
CAL Bank, Ltd.(1)	5,036,062	1,346,523
Ghana Commercial Bank, Ltd.	1,384,370	1,493,822
Societe Generale Ghana, Ltd.(1)	949,667	248,694
Standard Chartered Bank of Ghana, Ltd.(1)	242,700	1,367,262
Unilever Ghana, Ltd.	249,000	924,706
		$5,478,276

Greece — 1.4%
Aegean Airlines SA	64,124	$630,958
Alpha Bank AE(1)	1,763,300	3,929,298
Athens Water Supply & Sewage Co. SA	210,831	1,377,169
Costamare, Inc.	34,966	279,029
Diana Shipping, Inc.(1)	226,620	1,090,042
Eurobank Ergasias SA(1)	2,774,000	2,884,337
FF Group(1)(3)	43,721	196,060
GasLog, Ltd.	92,216	1,761,326
GEK Terna Holding Real Estate Construction SA(1)	120,661	721,309
Grivalia Properties REIC AE	18,430	184,819
Hellenic Exchanges - Athens Stock Exchange SA	114,224	618,495
Hellenic Petroleum SA	132,875	1,108,641
Hellenic Telecommunications Organization SA	527,055	6,502,206
Holding Co. ADMIE IPTO SA(1)	970,278	1,958,382
JUMBO SA	138,902	2,285,017
LAMDA Development SA(1)	26,908	193,115
Marfin Investment Group Holdings SA(1)	1,699,487	203,301
Motor Oil (Hellas) Corinth Refineries SA	142,800	2,866,958
Mytilineos Holdings SA	240,653	2,408,858
National Bank of Greece SA(1)	1,214,700	370,695
Navios Maritime Holdings, Inc.(1)	455,437	387,987
OPAP SA	328,441	3,703,147
Piraeus Bank SA(1)	169,722	574,292
Public Power Corp. SA(1)	854,178	1,837,723
Safe Bulkers, Inc.(1)	43,997	149,590
Star Bulk Carriers Corp.(1)	62,600	805,036
StealthGas, Inc.(1)	81,587	320,637
Terna Energy SA	83,956	503,429
Titan Cement Co. SA	193,774	4,901,088

Security	Shares	Value

Greece (continued)
Tsakos Energy Navigation, Ltd.	159,400	$592,968
Viohalco SA(1)	184,517	737,741
		$46,083,653

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,327,936	$1,888,560
MOL Hungarian Oil & Gas PLC	740,736	7,127,816
OTP Bank Nyrt	226,778	8,187,863
Richter Gedeon Nyrt.	309,705	5,639,578
		$22,843,817

India — 6.4%
ABB India, Ltd.	33,400	$581,143
ACC, Ltd.	54,200	1,058,474
Adani Enterprises, Ltd.	119,200	196,293
Adani Green Energy, Ltd.(1)	90,711	35,813
Adani Ports and Special Economic Zone, Ltd.	719,546	3,916,858
Adani Power, Ltd.(1)	518,864	122,055
Aditya Birla Capital, Ltd.(1)	55,662	108,247
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	276,463
Ambuja Cements, Ltd.	468,923	1,423,843
Apollo Hospitals Enterprise, Ltd.	61,400	946,068
Ashok Leyland, Ltd.	820,626	1,511,231
Asian Paints, Ltd.	182,388	3,365,373
Aurobindo Pharma, Ltd.	119,800	1,059,055
Axis Bank, Ltd.	157,800	1,172,005
Bajaj Auto, Ltd.	42,600	1,746,143
Bajaj Holdings & Investment, Ltd.	11,100	466,786
Balrampur Chini Mills, Ltd.	262,700	243,505
Bharat Forge, Ltd.	86,272	773,592
Bharat Heavy Electricals, Ltd.	555,450	582,939
Bharat Petroleum Corp., Ltd.	183,600	1,008,156
Bharti Airtel, Ltd.	1,940,801	10,812,830
Bharti Infratel, Ltd.	158,000	694,223
Biocon, Ltd.	235,200	2,119,774
Bosch, Ltd.	3,900	998,576
Cadila Healthcare, Ltd.(1)	78,069	431,559
Century Textiles & Industries, Ltd.	50,000	648,509
CESC, Ltd.	24,742	331,600
Cipla, Ltd.	207,400	1,867,091
Coal India, Ltd.	372,500	1,436,078
Colgate-Palmolive (India), Ltd.	46,200	798,839
Container Corp. Of India, Ltd.	174,750	1,657,186
Cummins India, Ltd.	79,700	756,828
Dabur India, Ltd.	278,000	1,580,884

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Divi’s Laboratories, Ltd.	49,800	$755,270
DLF, Ltd.	853,042	2,350,983
Dr. Reddy’s Laboratories, Ltd.	24,300	790,010
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	408,940
Eicher Motors, Ltd.	5,359	2,245,240
GAIL (India), Ltd.	744,070	3,698,038
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	326,419
Glenmark Pharmaceuticals, Ltd.	114,000	973,357
Godrej Consumer Products, Ltd.	28,750	512,398
Grasim Industries, Ltd.	39,759	584,620
Great Eastern Shipping Co., Ltd. (The)	56,700	233,604
Havells India, Ltd.	93,600	742,101
HCL Technologies, Ltd.	193,371	2,614,676
HDFC Bank, Ltd.	198,400	6,119,037
Hero MotoCorp, Ltd.	51,542	2,609,070
Hindalco Industries, Ltd.	436,910	1,469,429
Hindustan Petroleum Corp., Ltd.	302,850	1,147,453
Hindustan Unilever, Ltd.	546,109	13,040,193
Hindustan Zinc, Ltd.	244,148	992,411
Housing Development & Infrastructure, Ltd.(1)	785,700	236,353
Housing Development Finance Corp., Ltd.	239,575	6,675,657
ICICI Bank, Ltd.	585,238	2,347,923
Idea Cellular, Ltd.(1)	1,996,679	1,721,540
Indiabulls Real Estate, Ltd.(1)	834,325	1,900,565
Indian Hotels Co., Ltd. (The)	208,584	402,059
Indian Oil Corp., Ltd.	755,390	1,725,297
Infosys, Ltd.	532,890	10,242,994
ITC, Ltd.	1,537,650	5,948,430
Jindal Steel & Power, Ltd.(1)	90,000	292,854
JSW Energy, Ltd.(1)	1,158,270	1,102,384
JSW Steel, Ltd.	602,000	2,871,021
Kotak Mahindra Bank, Ltd.	204,617	4,018,862
Larsen & Toubro, Ltd.	168,867	3,143,733
Larsen & Toubro, Ltd. GDR(4)	108,000	1,970,563
LIC Housing Finance, Ltd.	62,800	429,636
Lupin, Ltd.	97,200	1,285,664
Mahindra & Mahindra, Ltd.	281,200	3,680,689
Maruti Suzuki India, Ltd.	39,964	5,144,643
Mphasis, Ltd.	34,428	542,660
Nestle India, Ltd.	12,100	1,732,907
NHPC, Ltd.	1,887,800	648,244
NTPC, Ltd.	2,100,300	4,888,889
Oil & Natural Gas Corp., Ltd.	937,863	2,162,783
Omaxe, Ltd.	79,785	255,128
Oracle Financial Services Software, Ltd.(1)	8,100	482,018
Petronet LNG, Ltd.	185,900	598,389

Security	Shares	Value

India (continued)
Piramal Enterprises, Ltd.	43,598	$1,610,190
Power Grid Corporation of India, Ltd.	1,419,700	3,886,949
Reliance Communications, Ltd.(1)	2,089,059	415,907
Reliance Industries, Ltd.	855,696	12,167,047
Reliance Infrastructure, Ltd.	171,400	980,082
Reliance Power, Ltd.(1)	546,400	255,228
Siemens, Ltd.	72,300	1,034,026
State Bank of India GDR(1)(4)	49,600	1,862,370
Sun Pharmaceutical Industries, Ltd.	473,300	3,899,743
Tata Chemicals, Ltd.	58,600	595,387
Tata Communications, Ltd.	124,400	1,081,310
Tata Consultancy Services, Ltd.	235,214	6,334,147
Tata Global Beverages, Ltd.	156,000	612,663
Tata Motors, Ltd.(1)	305,826	1,200,464
Tata Power Co., Ltd. (The)	1,002,648	1,078,412
Tata Steel, Ltd.	173,884	1,439,477
Tata Steel, Ltd. (partially paid shares)	11,992	24,206
Tech Mahindra, Ltd.	143,648	1,369,088
Titan Co., Ltd.	169,235	2,166,422
UltraTech Cement, Ltd.	34,391	1,907,729
Unitech, Ltd.(1)	2,242,680	137,792
United Spirits, Ltd.(1)	107,665	1,044,606
UPL, Ltd.	156,642	1,415,224
Vedanta, Ltd.	656,840	2,266,711
Voltas, Ltd.	224,100	1,705,466
Wipro, Ltd.	309,642	1,178,011
Zee Entertainment Enterprises, Ltd.	316,895	2,518,193
		$206,980,003

Indonesia — 2.7%
Adaro Energy Tbk PT	28,006,600	$3,494,551
Adhi Karya Persero Tbk PT	1,270,800	158,552
AKR Corporindo Tbk PT	4,660,500	1,396,053
Alam Sutera Realty Tbk PT	12,514,600	285,595
Aneka Tambang Tbk	8,587,500	532,046
Astra Argo Lestari Tbk PT	654,000	510,575
Astra International Tbk PT	16,668,000	7,673,855
Bank Central Asia Tbk PT	3,787,000	5,655,618
Bank Danamon Indonesia Tbk PT	3,237,181	1,441,136
Bank Mandiri Persero Tbk PT	6,199,200	2,965,870
Bank Negara Indonesia Persero Tbk PT	3,878,700	1,905,838
Bank Pan Indonesia Tbk PT(1)	6,253,772	370,548
Bank Rakyat Indonesia Persero Tbk PT	17,541,500	3,469,548
Bukit Asam Tbk PT	10,799,500	2,982,847
Bumi Serpong Damai Tbk PT(1)	8,439,700	920,786

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	4,000,700	$1,026,673
Ciputra Development Tbk PT	7,986,900	567,107
Gudang Garam Tbk PT	498,500	2,335,761
Hanson International Tbk PT(1)	110,720,800	1,018,693
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	4,313,521
Indo Tambangraya Megah Tbk PT	1,269,200	1,979,607
Indocement Tunggal Prakarsa Tbk PT	2,045,500	1,945,090
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,573,055
Indofood Sukses Makmur Tbk PT	4,080,900	1,893,180
Indosat Tbk PT	1,322,500	293,117
Jasa Marga (Persero) Tbk PT	3,247,500	945,987
Kalbe Farma Tbk PT	52,943,300	4,503,215
Lippo Karawaci Tbk PT	26,506,000	627,489
Matahari Putra Prima Tbk PT(1)	5,148,000	84,632
Mitra Keluarga Karyasehat Tbk PT(1)	935,900	122,730
Pakuwon Jati Tbk PT	21,726,100	802,854
Perusahaan Gas Negara Persero Tbk PT	20,779,500	2,884,011
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	489,438
PP Persero Tbk PT	4,793,002	664,742
Semen Indonesia Persero Tbk PT	4,703,500	2,337,985
Sigmagold Inti Perkasa Tbk PT(1)(3)	27,503,000	47,981
Summarecon Agung Tbk PT	3,982,700	251,048
Telekomunikasi Indonesia Persero Tbk PT	39,828,600	10,430,900
Unilever Indonesia Tbk PT	918,500	2,951,675
United Tractors Tbk PT	3,148,000	6,931,617
Vale Indonesia Tbk PT(1)	4,748,000	1,336,400
Waskita Karya Persero Tbk PT	1,713,400	229,542
Wijaya Karya Persero Tbk PT	6,352,000	586,497
		$86,937,965

Jordan — 0.8%
Al-Eqbal Investment Co. PLC(1)	71,512	$3,134,998
Alia The Royal Jordanian Airlines PLC(1)	115,334	73,361
Arab Bank PLC	1,185,444	11,511,441
Arab Potash Co. PLC	67,492	1,425,415
Bank of Jordan	314,674	1,086,411
Cairo Amman Bank	276,535	584,689
Capital Bank of Jordan	470,740	586,233
Jordan Ahli Bank	364,735	596,376
Jordan Islamic Bank	260,193	1,212,760
Jordan Kuwait Bank	51,749	226,104
Jordan Petroleum Refinery	591,748	2,144,788
Jordan Phosphate Mines(1)	83,990	384,690
Jordan Steel(1)	269,400	185,983
Jordan Telecommunications Co.	245,934	609,731

Security	Shares	Value

Jordan (continued)
Jordanian Electric Power Co.	494,491	$970,789
Union Investment Corp. PLC(1)	252,817	417,182
		$25,150,951

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	40,294	$487,557
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	716,100	8,661,924
KAZ Minerals PLC(1)	819,418	9,057,001
Kcell JSC GDR(4)	544,503	2,336,509
Nostrum Oil & Gas PLC(1)	390,353	994,723
		$21,537,714

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,677,000	$51,241
Bamburi Cement Co., Ltd.	460,041	838,646
Barclays Bank of Kenya, Ltd.	6,031,120	701,133
British American Tobacco Kenya, Ltd.	26,700	162,587
Centum Investment Co., Ltd.	1,020,080	381,810
Co-operative Bank of Kenya, Ltd. (The)	5,428,092	942,963
Diamond Trust Bank Kenya, Ltd.	436,900	860,109
East African Breweries, Ltd.	2,150,740	4,683,604
Equity Group Holdings, Ltd.	6,543,000	2,992,651
KCB Group, Ltd.	5,401,360	2,468,488
KenolKobil, Ltd.	3,645,800	649,892
Kenya Airways PLC(1)	2,398,400	260,892
Kenya Electricity Generating Co., Ltd.(1)	1,875,100	130,118
Kenya Power & Lighting, Ltd.	5,995,293	403,847
Nation Media Group PLC	442,376	394,921
NIC Group PLC	938,272	331,293
Safaricom PLC	22,455,700	6,511,152
Standard Chartered Bank Kenya, Ltd.	278,178	545,155
		$23,310,502

Kuwait — 1.7%
Abyaar Real Estate Development Co. KSC(1)	8,191,080	$486,622
Agility Public Warehousing Co. KSC	2,506,207	6,522,190
Ahli United Bank	347,787	327,544
Al-Mazaya Holding Co.	2,215,009	647,207
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	418,094
Boubyan Petrochemicals Co.	2,067,187	5,731,567
Burgan Bank SAK	1,015,432	888,284
Combined Group Contracting Co. KSC	183,221	253,879
Commercial Bank of Kuwait KSCP	1,203,013	1,962,054
Commercial Real Estate Co. KSCC	2,487,729	599,939
Gulf Bank	1,477,708	1,155,770

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Kuwait (continued)
Gulf Cable & Electrical Industries Co. KSCP	165,000	$204,088
Gulf National Holding Co.(3)	340,656	0
Human Soft Holding Co. KSC	132,306	1,532,024
KGL Logistics Co. KSCC(1)	1,191,030	162,582
Kuwait Finance House KSCP	3,518,372	6,263,399
Kuwait International Bank	818,000	607,708
Kuwait Portland Cement Co. KSC	212,231	732,707
Kuwait Projects Co. Holdings KSC	1,013,115	832,622
Kuwait Real Estate Co. KSC(1)	4,262,083	697,982
Mabanee Co. SAKC	1,536,866	3,189,859
Mezzan Holding Co. KSCC	217,400	513,433
Mobile Telecommunications Co.	5,091,747	7,306,686
National Bank of Kuwait SAK	3,152,747	7,809,961
National Industries Group Holding SAK	3,619,875	1,891,446
National Investment Co.	645,000	191,889
National Real Estate Co. KPSC(1)	1,711,537	612,207
Qurain Petrochemical Industries Co. KSC	1,460,000	1,624,055
Salhia Real Estate Co. KSCP	243,824	270,739
Sultan Center Food Products Co.(1)	2,160,000	499,422
VIVA Kuwait Telecom Co.	209,914	486,418
		$54,422,377

Latvia — 0.0%(6)
Grindeks	12,000	$102,818
		$102,818

Lebanon — 0.0%(6)
Bank Audi SAL GDR(4)	15,000	$76,500
Solidere GDR(1)(4)	32,539	235,257
		$311,757

Lithuania — 0.1%
Apranga PVA	363,680	$993,307
Energijos Skirstymo Operatorius AB	370,141	369,382
Klaipedos Nafta AB	1,576,663	949,653
Panevezio Statybos Trestas	323,592	339,629
Pieno Zvaigzdes(1)	94,000	128,510
Rokiskio Suris	177,000	559,274
Siauliu Bankas	1,784,952	1,049,954
		$4,389,709

Malaysia — 3.1%
Aeon Co. (M) Bhd	1,017,000	$571,143
Alliance Bank Malaysia Bhd	330,800	331,020
AMMB Holdings Bhd	276,900	256,878

Security	Shares	Value

Malaysia (continued)
Astro Malaysia Holdings Bhd	599,200	$235,540
Axiata Group Bhd	2,471,675	2,325,872
Batu Kawan Bhd	100,300	444,949
Berjaya Corp. Bhd(1)	2,573,043	190,336
Berjaya Sports Toto Bhd	468,894	284,175
Boustead Holdings Bhd	577,500	351,834
British American Tobacco Malaysia Bhd	109,600	944,173
Bumi Armada Bhd(1)	7,146,500	1,272,535
Bursa Malaysia Bhd	336,900	613,053
Capitaland Malaysia Mall Trust	1,763,200	523,719
CIMB Group Holdings Bhd	1,113,066	1,500,676
Datasonic Group Bhd	1,594,400	342,679
Dialog Group Bhd	2,846,250	2,173,598
Digi.com Bhd	1,971,300	2,026,079
Eco World Development Group Bhd(1)	738,100	224,452
Felda Global Ventures Holdings Bhd	1,136,300	424,547
Fraser & Neave Holdings Bhd	45,500	439,689
Gamuda Bhd	1,487,900	1,202,745
Genting Bhd	1,560,000	3,245,375
Genting Malaysia Bhd	2,380,000	2,873,968
Genting Plantations Bhd	261,000	609,078
Globetronics Technology Bhd	839,766	459,331
Hartalega Holdings Bhd	1,658,800	2,461,192
Hong Leong Bank Bhd	167,700	756,066
Hong Leong Financial Group Bhd	136,200	606,903
IGB Real Estate Investment Trust	1,938,000	834,170
IHH Healthcare Bhd	3,346,700	5,058,486
IJM Corp. Bhd	1,497,540	663,858
Inari Amertron Bhd	3,678,750	2,051,177
IOI Corp. Bhd	2,220,568	2,499,351
IOI Properties Group Bhd	2,239,484	886,699
KLCCP Stapled Group	515,300	1,019,961
KNM Group Bhd(1)	7,927,875	353,611
Kossan Rubber Industries	458,100	957,243
KPJ Healthcare Bhd	1,612,800	406,612
Kuala Lumpur Kepong Bhd	270,750	1,620,184
Lafarge Malaysia Bhd(1)	895,660	686,712
LBS Bina Group Bhd	1,814,340	392,464
Magnum Bhd	617,940	319,566
Mah Sing Group Bhd	1,024,700	271,640
Malakoff Corp. Bhd	749,800	153,082
Malayan Banking Bhd	992,786	2,211,134
Malaysian Resources Corp. Bhd	853,000	126,464
Maxis Bhd	1,255,300	1,698,183
Media Prima Bhd	567,300	67,480
MISC Bhd	314,240	460,372

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
MMC Corp. Bhd	662,000	$219,041
Muhibbah Engineering (M) Bhd	1,581,000	1,169,227
My EG Services Bhd	8,886,600	2,119,864
Nestle Malaysia Bhd	27,000	985,246
Pavilion Real Estate Investment Trust	771,100	339,989
Petronas Chemicals Group Bhd	3,014,400	6,278,952
Petronas Dagangan Bhd	588,000	3,613,215
Petronas Gas Bhd	268,500	1,147,963
PPB Group Bhd	357,300	1,739,252
Press Metal Aluminium Holdings Bhd	2,604,000	2,807,797
Public Bank Bhd	620,198	3,587,791
QL Resources Bhd	339,170	503,907
RHB Bank Bhd	404,959	546,261
Sapura Energy Bhd(1)	7,478,652	1,182,040
Silverlake Axis, Ltd.	1,586,300	609,947
Sime Darby Bhd	1,019,709	617,922
Sime Darby Plantation Bhd	1,019,709	1,341,313
Sime Darby Property Bhd	1,019,709	302,070
Sona Petroleum Bhd(1)(3)	1,449,600	0
SP Setia Bhd	2,486,760	1,911,042
Sunway Bhd	1,363,189	522,768
Sunway Real Estate Investment Trust	2,043,200	894,560
Supermax Corp. Bhd	1,466,700	1,513,446
Ta Ann Holdings Bhd	427,078	278,047
Telekom Malaysia Bhd	1,280,400	985,445
Tenaga Nasional Bhd	1,724,331	6,251,401
Top Glove Corp. Bhd	857,800	2,572,046
UEM Sunrise Bhd	2,038,500	357,431
UMW Holdings Bhd	549,600	813,535
Unisem (M) Bhd	3,101,700	1,772,428
UOA Development Bhd	377,700	222,222
Velesto Energy Bhd(1)	3,181,847	220,529
VS Industry Bhd	850,875	325,758
YTL Corp. Bhd	2,679,048	749,554
YTL Power International Bhd	2,374,522	604,660
		$99,536,723

Mauritius — 0.8%
Alteo, Ltd.	901,317	$661,897
Attitude Property, Ltd.	1,092,500	388,825
CIEL, Ltd.	8,671,097	1,747,072
CIM Financial Services, Ltd.	3,733,385	1,047,293
ENL Land, Ltd.	783,385	939,592
IBL, Ltd.	309,981	443,867
MCB Group, Ltd.	1,641,506	13,032,186
Phoenix Beverages, Ltd.	33,742	580,850

Security	Shares	Value

Mauritius (continued)
Rogers & Co., Ltd.	608,300	$593,260
SBM Holdings, Ltd.	17,661,817	3,688,736
Sun, Ltd., Class A(1)	100,851	147,045
Terra Mauricia, Ltd.	1,029,130	793,211
United Basalt Products, Ltd.	187,150	673,858
		$24,737,692

Mexico — 5.7%
Alfa SAB de CV, Series A	5,949,820	$6,908,415
Alpek SAB de CV	210,700	311,802
Alsea SAB de CV	1,605,700	5,531,753
America Movil SAB de CV, Series L	48,525,790	40,510,950
Arca Continental SAB de CV	288,500	1,771,507
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	652,200	878,127
Bolsa Mexicana de Valores SAB de CV	915,200	1,540,521
Cemex SAB de CV, Series CPO(1)	14,611,718	9,615,949
Coca-Cola Femsa SAB de CV, Series L	286,300	1,614,994
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	185,072
El Puerto de Liverpool SAB de CV	262,181	1,677,489
Empresas ICA SAB de CV(1)(3)	2,075,736	0
Fibra Uno Administracion SA de CV	2,059,767	3,002,493
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	11,334,411
Genomma Lab Internacional SAB de CV(1)	2,311,200	1,935,286
Gentera SAB de CV	2,673,100	2,355,421
Gruma SAB de CV, Class B	98,200	1,199,350
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	750,994
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	4,424,629
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	4,729,406
Grupo Bimbo SAB de CV, Series A	1,495,508	2,914,924
Grupo Carso SAB de CV, Series A1	1,023,400	3,462,305
Grupo Comercial Chedraui SA de CV	208,900	483,851
Grupo Elektra SAB de CV	140,026	3,815,766
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	13,243,720
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	4,884,568
Grupo Mexico SAB de CV, Series B	4,413,035	12,507,886
Grupo Sanborns SAB de CV	223,900	214,202
Grupo Televisa SAB, Series CPO	4,213,471	15,981,711
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,739,518
Industrias CH SAB de CV, Series B(1)	194,112	840,555
Industrias Penoles SAB de CV	137,229	2,463,941
Infraestructura Energetica Nova SAB de CV	250,400	1,122,247
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	1,597,192
Megacable Holdings SAB de CV, Series CPO	40,500	166,872
Mexichem SAB de CV	1,515,367	4,378,181

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)
Minera Frisco SAB de CV(1)	873,200	$328,435
Nemak SAB de CV(2)	325,400	223,648
Organizacion Soriana SAB de CV, Class B(1)	166,700	294,114
Promotora y Operadora de Infraestructura SAB de CV	416,700	3,729,691
Telesites SAB de CV(1)	2,436,230	1,777,469
Ternium SA ADR	70,322	2,448,612
TV Azteca SAB de CV, Series CPO	1,018,565	123,601
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	8,075,809
		$187,097,387

Morocco — 0.8%
Attijariwafa Bank	81,912	$4,056,771
Banque Centrale Populaire	74,120	2,203,166
BMCE Bank	66,776	1,458,836
Cosumar	49,362	1,403,366
Delta Holding SA	35,000	129,492
Douja Promotion Groupe Addoha SA	372,601	695,743
Label Vie	5,348	1,184,033
LafargeHolcim Maroc SA	18,125	3,261,509
Lesieur Cristal	38,360	649,452
Managem SA	8,618	1,431,524
Maroc Telecom	358,271	5,229,696
Marocaine Pour Le Commerce et L’Industrie Banque	3,030	276,232
Samir(1)(3)	19,247	0
Societe d’Exploitation des Ports	28,600	495,141
Sonasid(1)	5,872	355,362
Taqa Morocco	26,192	2,421,164
Wafa Assurance	716	321,727
		$25,573,214

Nigeria — 0.7%
Access Bank PLC	32,908,148	$939,540
Afriland Properties PLC(1)(3)	1,223,812	0
Dangote Cement PLC	3,518,191	2,215,678
Dangote Sugar Refinery PLC	4,385,654	230,641
Ecobank Transnational, Inc.(1)	12,099,560	667,719
FBN Holdings PLC	63,919,199	1,874,053
FCMB Group PLC	21,258,724	133,124
Fidelity Bank PLC	37,069,799	234,900
Flour Mills of Nigeria PLC	2,929,523	263,070
Forte Oil PLC(1)	2,086,402	189,425
Guaranty Trust Bank PLC	29,136,638	3,266,229
Guiness Nigeria PLC	1,245,140	336,574
Lafarge Africa PLC	6,063,199	701,749
Lekoil, Ltd.(1)	1,110,205	263,380

Security	Shares	Value

Nigeria (continued)
Nestle Nigeria PLC	388,412	$1,696,198
Nigerian Breweries PLC	6,771,862	2,143,021
Oando PLC(1)	14,592,401	257,999
PZ Cussons Nigeria PLC	950,083	51,773
SEPLAT Petroleum Development Co. PLC(2)	728,540	1,326,607
Stanbic IBTC Holdings PLC	3,126,624	450,048
Transnational Corp. of Nigeria PLC	22,334,373	87,230
UAC of Nigeria PLC	4,061,181	152,712
Unilever Nigeria PLC	2,074,728	301,227
United Bank for Africa PLC	44,535,174	1,309,281
Zenith Bank PLC	41,708,535	2,890,445
		$21,982,623

Oman — 0.6%
Al Anwar Ceramic Tiles Co.	166,191	$47,488
Al Maha Petroleum Products Marketing Co., LLC	36,500	72,093
Bank Dhofar SAOG	2,134,153	942,476
Bank Muscat SAOG	3,421,569	3,358,516
Bank Nizwa SAOG(1)	941,624	220,084
Bank Sohar SAOG	5,258,914	1,870,392
Dhofar International Development & Investment Holding SAOG	316,407	256,433
Galfar Engineering & Contracting SAOG(1)	1,569,283	448,039
HSBC Bank Oman SAOG	2,331,977	683,138
National Bank of Oman SAOG	2,801,885	1,273,609
Oman Cables Industry SAOG	192,264	443,477
Oman Cement Co. SAOG	956,735	965,246
Oman Flour Mills Co. SAOG	543,700	1,119,242
Oman Telecommunications Co. SAOG	1,348,933	2,607,580
Ominvest	1,684,394	1,573,440
Ooredoo	1,374,678	1,864,108
Raysut Cement Co. SAOG	523,326	815,210
Renaissance Services SAOG(1)	1,561,017	1,717,926
Sembcorp Salalah Power & Water Co.	554,425	324,094
Shell Oman Marketing Co. SAOG	66,100	262,606
		$20,865,197

Pakistan — 1.4%
Adamjee Insurance Co., Ltd.	1,019,644	$407,028
Attock Petroleum, Ltd.	103,400	502,079
Attock Refinery, Ltd.	220,400	390,030
Bank AL Habib, Ltd.	309,500	203,744
Bank Alfalah, Ltd.	1,609,394	688,867
Bank of Punjab, (The)(1)	4,272,000	424,135
Cherat Cement Co., Ltd.	236,000	188,812

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Pakistan (continued)
D.G. Khan Cement Co., Ltd.	726,520	$684,573
Engro Corp., Ltd.	858,916	2,219,470
Engro Fertilizers, Ltd.	1,343,500	825,576
Engro Foods, Ltd.	467,100	342,920
Fatima Fertilizer Co., Ltd.	952,500	246,967
Fauji Cement Co., Ltd.	2,344,000	440,467
Fauji Fertilizer Bin Qasim, Ltd.	841,000	267,365
Fauji Fertilizer Co., Ltd.	1,963,614	1,595,405
Habib Bank, Ltd.	1,632,733	2,236,995
Hascol Petroleum, Ltd.	281,500	727,259
Honda Atlas Cars Pakistan, Ltd.	90,279	233,851
Hub Power Co., Ltd.	3,945,400	2,986,409
Indus Motor Co., Ltd.	52,160	603,223
International Steels, Ltd.	486,900	407,638
K-Electric, Ltd.(1)	10,456,000	489,273
Kot Addu Power Co., Ltd.	1,728,500	769,076
Lucky Cement, Ltd.	600,550	2,510,237
Maple Leaf Cement Factory, Ltd.	1,092,750	455,948
Mari Petroleum Co., Ltd.	29,192	366,385
MCB Bank, Ltd.	1,447,325	2,352,819
Millat Tractors, Ltd.	137,549	1,369,830
National Bank of Pakistan(1)	1,144,026	447,736
National Refinery, Ltd.	58,850	214,544
Nishat Mills, Ltd.	2,017,480	2,340,665
Oil & Gas Development Co., Ltd.	1,665,700	2,125,764
Packages, Ltd.	93,450	374,577
Pak Elektron, Ltd.	3,166,500	924,413
Pak Suzuki Motor Co., Ltd.	121,600	393,957
Pakistan Oilfields, Ltd.	315,500	1,749,067
Pakistan Petroleum, Ltd.	1,382,202	2,444,860
Pakistan State Oil Co., Ltd.	621,986	1,630,141
Pakistan Telecommunication Co., Ltd.	2,767,500	262,100
Searle Co., Ltd. (The)	789,214	2,189,601
SUI Northern Gas Pipelines, Ltd.	3,033,800	2,503,308
SUI Southern Gas Co., Ltd.(1)	4,210,152	1,137,404
Thal, Ltd.	121,600	485,981
TRG Pakistan(1)	4,839,587	1,140,775
United Bank, Ltd.	1,255,325	1,740,284
		$47,041,558

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	15,500	$381,455
Copa Holdings SA, Class A	74,108	7,012,099
		$7,393,554

Security	Shares	Value

Peru — 1.5%
Alicorp SAA	2,359,563	$7,939,455
BBVA Banco Continental SA	548,774	696,829
Cementos Pacasmayo SAA	174,644	415,870
Cia de Minas Buenaventura SA ADR	280,456	3,822,615
Cia Minera Milpo SA	624,959	829,726
Credicorp, Ltd.	88,396	19,899,708
Enel Generacion Peru SAA	2,224,210	1,252,981
Ferreycorp SAA	2,431,897	1,740,243
Grana y Montero SAA(1)	1,475,743	934,697
Intercorp Financial Services, Inc.	18,537	740,553
Luz del Sur SAA	54,936	200,406
Minsur SA	1,034,898	488,457
Sociedad Minera Cerro Verde SAA	24,521	595,860
Southern Copper Corp.	203,455	9,535,936
Union Andina de Cementos SAA	167,128	145,041
		$49,238,377

Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	2,284,250	$2,335,644
Aboitiz Power Corp.	3,401,900	2,215,663
Alliance Global Group, Inc.(1)	2,897,300	630,697
Ayala Corp.	201,738	3,477,492
Ayala Land, Inc.	4,584,708	3,255,157
Ayala Land, Inc., PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	1,474,853	2,446,883
BDO Unibank, Inc.	1,400,019	3,291,790
Bloomberry Resorts Corp.	14,372,500	2,623,706
CEMEX Holdings Philippines, Inc.(1)(2)	3,723,800	220,749
Century Pacific Food, Inc.	1,007,500	301,762
Cosco Capital, Inc.	1,868,100	212,935
D&L Industries, Inc.	4,542,000	864,523
DMCI Holdings, Inc.	2,556,500	502,950
Emperador, Inc.	3,420,000	473,601
Energy Development Corp.(1)	14,742,350	1,445,385
Filinvest Land, Inc.	16,105,546	422,654
First Gen Corp.	2,648,860	717,605
First Philippine Holdings Corp.	403,650	461,547
Global Ferronickel Holdings, Inc.(1)	7,655,294	315,915
Globe Telecom, Inc.	68,575	1,979,876
GT Capital Holdings, Inc.	54,000	920,927
International Container Terminal Services, Inc.	551,900	799,547
JG Summit Holdings, Inc.	2,048,150	1,918,848
Jollibee Foods Corp.	1,132,220	5,582,352
Lopez Holdings Corp.	8,390,900	563,070
LT Group, Inc.	1,987,400	674,609

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)
Manila Electric Co.	464,684	$3,096,164
Manila Water Co.	1,474,000	773,247
Megaworld Corp.	10,700,000	858,772
Melco Resorts and Entertainment (Philippines) Corp.(1)	10,101,200	983,466
Metro Pacific Investments Corp.	10,567,300	911,015
Metropolitan Bank & Trust Co.	1,006,867	1,383,912
Nickel Asia Corp.	9,129,938	794,360
Petron Corp.	2,395,000	398,459
Philex Mining Corp.	3,645,900	307,112
PLDT, Inc.	203,575	4,873,750
Puregold Price Club, Inc.	1,964,200	1,714,785
Robinsons Land Corp.	1,636,615	570,585
Robinsons Retail Holdings, Inc.	1,077,190	1,604,833
San Miguel Corp.	484,300	1,250,970
Security Bank Corp.	248,900	930,808
Semirara Mining & Power Corp.	3,919,320	2,224,522
SM Investments Corp.	354,720	5,819,168
SM Prime Holdings, Inc.	9,291,350	6,258,878
Travellers International Hotel Group, Inc.(1)	3,644,200	331,431
Universal Robina Corp.	1,964,140	4,445,915
Vista Land & Lifescapes, Inc.	6,128,000	703,615
		$78,891,654

Poland — 2.7%
Alior Bank SA(1)	98,462	$1,743,578
AmRest Holdings SE(1)	24,441	2,874,000
Asseco Poland SA	309,112	3,293,080
Bank Handlowy w Warszawie SA	44,485	839,932
Bank Millennium SA(1)	697,490	1,487,126
Bank Polska Kasa Opieki SA	150,085	4,517,481
Bank Zachodni WBK SA	19,704	1,744,513
Boryszew SA(1)	350,000	593,306
Budimex SA	50,276	1,653,614
CCC SA	27,466	1,511,032
CD Projekt SA(1)	49,801	2,135,668
Ciech SA	40,900	584,069
Cyfrowy Polsat SA	551,626	3,396,052
Enea SA	145,490	354,035
Energa SA	389,300	926,118
Eurocash SA	288,203	1,664,768
Getin Noble Bank SA(1)	530,473	141,159
Globe Trade Centre SA	183,554	450,471
Grupa Azoty SA	31,054	356,462
Grupa Lotos SA	116,903	1,771,211
ING Bank Slaski SA	15,900	757,853
Jastrzebska Spolka Weglowa SA(1)	164,142	3,338,771

Security	Shares	Value

Poland (continued)
KGHM Polska Miedz SA	230,446	$5,401,860
KRUK SA	21,183	1,128,879
LPP SA	1,852	4,177,407
Lubelski Wegiel Bogdanka SA	10,688	153,808
mBank SA	22,522	2,393,811
Netia SA(1)	284,937	383,049
Orange Polska SA(1)	2,339,445	2,888,541
Orbis SA	131,300	3,102,601
PGE SA(1)	2,425,400	6,027,224
Polski Koncern Naftowy ORLEN SA	312,755	7,004,778
Polskie Gornictwo Naftowe i Gazownictwo SA	2,209,947	3,364,534
Powszechna Kasa Oszczednosci Bank Polski SA(1)	792,665	7,787,324
Powszechny Zaklad Ubezpieczen SA	531,731	5,512,724
Tauron Polska Energia SA(1)	3,658,454	2,230,834
		$87,691,673

Qatar — 1.5%
Aamal Co. QSC	97,022	$239,484
Al Khalij Commercial Bank PQSC	23,006	67,701
Al Meera Consumer Goods Co.	16,300	678,326
Barwa Real Estate Co.	295,049	2,766,570
Commercial Bank PQSC (The)	194,625	2,031,874
Doha Bank QPSC	154,273	1,131,463
Gulf International Services QSC(1)	169,144	790,511
Gulf Warehousing Co.	32,900	375,207
Industries Qatar	204,177	5,989,867
Masraf Al Rayan QSC	348,259	3,333,661
Mazaya Qatar Real Estate Development QSC(1)	137,946	253,758
Medicare Group	34,182	590,533
Ooredoo QPSC	233,532	4,651,792
Qatar Electricity & Water Co. QSC	75,180	3,870,308
Qatar First Bank(1)	153,900	217,734
Qatar Gas Transport Co., Ltd.	751,391	3,256,024
Qatar Insurance Co.	148,358	1,445,131
Qatar International Islamic Bank	32,210	467,979
Qatar Islamic Bank	69,898	2,220,890
Qatar National Bank QPSC	218,657	9,107,482
Qatar National Cement Co. QSC	32,334	489,410
Qatar Navigation QSC	79,551	1,416,737
Qatari Investors Group	63,900	523,889
Salam International Investment, Ltd. QSC(1)	30,886	44,129
United Development Co. QSC	435,762	1,668,308
Vodafone Qatar QSC(1)	694,900	1,680,027
		$49,308,795

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Romania — 0.7%
Antibiotice SA	1,843,129	$237,195
Banca Transilvania SA	14,216,968	8,536,617
BRD-Groupe Societe Generale SA	1,094,113	3,586,342
OMV Petrom SA	50,671,803	4,061,192
Societatea Energetica Electrica SA	487,300	1,195,968
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	3,193,680
Societatea Nationala Nuclearelectrica SA	322,130	604,430
Transelectrica SA	247,700	1,374,586
Transgaz SA Medias	14,233	1,166,921
		$23,956,931

Russia — 6.2%
Aeroflot PJSC	1,448,730	$3,230,080
Alrosa PJSC	2,707,900	4,311,262
Etalon Group PLC GDR(4)	98,319	268,541
Evraz PLC	315,476	2,105,621
Federal Grid Co. Unified Energy System PJSC	1,250,240,600	3,727,494
Gazprom PJSC ADR	3,665,307	16,061,925
Globaltrans Investment PLC GDR(4)(5)	35,100	358,020
Globaltrans Investment PLC GDR(4)(5)	236,017	2,406,427
Inter RAO UES PJSC	28,782,000	1,872,880
Lenta, Ltd. GDR(1)(4)	371,877	2,043,360
LSR Group PJSC GDR(4)	62,005	166,953
Lukoil PJSC ADR	294,861	20,080,574
Luxoft Holding, Inc.(1)	15,500	571,175
Magnit PJSC	108,764	7,998,740
Magnitogorsk Iron & Steel Works PJSC	1,708,700	1,160,828
Mail.ru Group, Ltd. GDR(1)(4)	216,510	6,253,537
MegaFon PJSC GDR(4)	191,915	1,692,933
MMC Norilsk Nickel PJSC ADR(5)	59,048	1,064,635
MMC Norilsk Nickel PJSC ADR(5)	645,862	11,543,650
Mobile TeleSystems PJSC	2,194,143	9,712,193
Moscow Exchange MICEX-RTS PJSC	1,645,350	2,861,869
Mosenergo PJSC	12,772,962	476,026
Novatek PJSC GDR(4)	47,573	7,031,858
Novolipetsk Steel PJSC GDR	118,024	2,859,736
PhosAgro PJSC GDR(4)	93,673	1,197,575
PIK Group PJSC(1)	113,450	605,092
Polymetal International PLC	300,059	2,651,225
QIWI PLC ADR	134,500	2,118,375
Rosneft Oil Co. PJSC GDR(4)	864,657	5,357,723
Rosseti PJSC	159,516,873	2,009,679
Rostelecom PJSC	808,238	944,675
Rostelecom PJSC ADR	31,284	221,647
RusHydro PJSC	301,400,952	3,249,119

Security	Shares	Value

Russia (continued)
Sberbank of Russia PJSC	7,246,770	$25,107,475
Severstal PJSC GDR(4)	219,504	3,196,623
Sistema PJSFC	6,888,800	977,180
Sistema PJSFC GDR(4)	166,806	454,554
Surgutneftegas OJSC ADR	736,684	3,269,250
Surgutneftegas OJSC ADR, PFC Shares	73,700	363,341
Surgutneftegas OJSC, PFC Shares	5,393,317	2,683,404
Tatneft PJSC ADR	163,295	10,266,191
Transneft PJSC, PFC Shares	1,225	3,261,604
Unipro PJSC	9,801,000	452,059
United Wagon Co. PJSC(1)	29,700	304,879
VEON, Ltd. ADR	921,930	2,194,193
VTB Bank PJSC	1,899,530,000	1,466,420
VTB Bank PJSC GDR(4)	486,602	739,825
X5 Retail Group NV GDR(4)	226,978	5,994,576
Yandex NV, Class A(1)	408,400	14,661,560
		$203,608,561

Slovenia — 0.9%
Cinkarna Celje DD	5,206	$1,513,185
Gorenje DD	120,554	1,618,127
KRKA DD	158,974	10,726,623
Luka Koper	34,436	1,282,871
Petrol	15,934	6,488,355
Pozavarovalnica Sava DD	64,657	1,344,813
Telekom Slovenije DD	27,595	2,957,376
Zavarovalnica Triglav DD	70,194	2,477,574
		$28,408,924

South Africa — 5.8%
AECI, Ltd.	108,017	$833,009
African Rainbow Minerals, Ltd.	33,300	264,404
Anglo American Platinum, Ltd.	15,100	393,828
AngloGold Ashanti, Ltd.	70,634	579,079
AngloGold Ashanti, Ltd. ADR	79,199	650,224
Aspen Pharmacare Holdings, Ltd.	301,772	5,666,042
Assore, Ltd.	24,358	521,193
Astral Foods, Ltd.	26,100	543,226
AVI, Ltd.	228,000	1,800,876
Barclays Africa Group, Ltd.	203,773	2,366,151
Barloworld, Ltd.	463,800	4,374,112
Bid Corp., Ltd.	455,103	9,113,002
Bidvest Group, Ltd. (The)	455,103	6,517,060
Clicks Group, Ltd.	218,200	3,115,547
DataTec, Ltd.	305,900	474,040

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Discovery, Ltd.	221,254	$2,374,624
Exxaro Resources, Ltd.	92,500	844,530
FirstRand, Ltd.	956,285	4,442,324
Foschini Group, Ltd. (The)	104,323	1,320,661
Gold Fields, Ltd.	255,380	903,747
Grindrod Shipping Holdings, Ltd.(1)	8,765	92,011
Grindrod, Ltd.(1)	350,600	239,681
Growthpoint Properties, Ltd.	1,244,700	2,417,414
Hosken Consolidated Investments, Ltd.	33,700	341,763
Hyprop Investments, Ltd.	65,400	487,224
Impala Platinum Holdings, Ltd.(1)	133,586	196,324
Imperial Holdings, Ltd.	130,900	1,867,149
Investec, Ltd.	156,600	1,092,765
JSE, Ltd.	45,700	538,548
Kumba Iron Ore, Ltd.	22,200	475,150
Liberty Holdings, Ltd.	67,700	574,760
Life Healthcare Group Holdings, Ltd.	709,548	1,282,860
Massmart Holdings, Ltd.	48,804	395,330
MMI Holdings, Ltd.	554,133	713,958
Mondi, Ltd.	134,531	3,643,978
Mr Price Group, Ltd.	188,400	3,091,922
MTN Group, Ltd.	2,099,580	16,501,024
Murray & Roberts Holdings, Ltd.	689,700	885,869
Nampak, Ltd.(1)	677,282	775,069
Naspers, Ltd., Class N	125,876	31,738,851
Nedbank Group, Ltd.	141,600	2,571,778
Netcare, Ltd.	659,100	1,321,465
Northam Platinum, Ltd.(1)	298,659	800,366
Novus Holdings, Ltd.	43,537	10,544
Pick’n Pay Stores, Ltd.	213,731	1,165,172
Rand Merchant Investment Holdings, Ltd.	449,000	1,220,405
Redefine Properties, Ltd.	1,959,096	1,497,283
Remgro, Ltd.	237,905	3,534,934
Reunert, Ltd.	401,800	2,356,690
RMB Holdings, Ltd.	520,200	2,862,185
Sanlam, Ltd.	883,390	4,488,185
Santam, Ltd.	27,610	572,732
Sappi, Ltd.	593,587	3,949,536
Sasol, Ltd.	446,059	16,221,744
Shoprite Holdings, Ltd.	419,647	6,726,400
Sibanye Gold, Ltd.(1)	1,116,045	668,673
SPAR Group, Ltd. (The)	79,260	1,070,644
Standard Bank Group, Ltd.	605,849	8,458,971
Steinhoff International Holdings NV(1)	1,020,600	97,443
Telkom SA SOC, Ltd.	333,000	1,187,795
Tiger Brands, Ltd.	207,487	5,011,183

Security	Shares	Value

South Africa (continued)
Tongaat Hulett, Ltd.	25,322	$147,780
Truworths International, Ltd.	299,341	1,673,647
Vodacom Group, Ltd.	444,200	3,970,475
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,206,051
Woolworths Holdings, Ltd.	355,542	1,433,561
		$188,674,971

South Korea — 6.2%
AMOREPACIFIC Corp.	10,613	$3,072,190
AMOREPACIFIC Group	19,571	2,169,463
BNK Financial Group, Inc.	55,807	467,611
Bukwang Pharmaceutical Co., Ltd.	37,016	781,645
Cell Biotech Co., Ltd.	7,242	236,977
Celltrion, Inc.(1)	32,608	8,859,102
Chabiotech Co., Ltd.(1)	115,772	1,720,536
Cheil Worldwide, Inc.	38,050	704,674
CJ CheilJedang Corp.	3,500	1,108,064
CJ Corp.	7,083	902,483
CJ Logistics Corp.(1)	4,378	660,254
CJ O Shopping Co., Ltd.	1,122	281,296
Coway Co., Ltd.	15,560	1,210,165
Daelim Industrial Co., Ltd.	6,870	471,938
Daesang Corp.	29,700	708,022
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	316,731
Daewoo Industrial Development Co., Ltd.(1)	3,501	7,649
DB Insurance Co., Ltd.	9,442	500,031
DGB Financial Group Co., Ltd.	64,880	596,706
Dong-A ST Co., Ltd.	5,069	398,458
Doosan Corp.	4,600	429,560
E-MART, Inc.	8,311	1,896,595
Green Cross Corp.	2,863	530,642
Green Cross Holdings Corp.	9,800	292,794
GS Engineering & Construction Corp.	35,833	1,481,104
GS Holdings Corp.	47,154	2,300,498
Hana Financial Group, Inc.	64,225	2,466,288
Hanjin Kal Corp.	8,977	136,084
Hanjin Transportation Co., Ltd.	10,500	200,795
Hankook Tire Co., Ltd.	27,617	1,043,493
Hanmi Pharmaceutical Co., Ltd.	3,099	1,169,626
Hanmi Science Co., Ltd.	24,915	1,444,045
Hanwha Chemical Corp.	65,820	1,290,085
Hanwha Corp.	27,900	789,332
HDC Holdings Co., Ltd.	11,087	284,475
HDC Hyundai Development Co-Engineering & Construction, Class E(1)	15,492	749,249
Hotel Shilla Co., Ltd.	12,750	1,412,261

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Hyosung Corp.(3)	18,800	$2,260,386
Hyundai Construction Equipment Co., Ltd.(1)	224	28,380
Hyundai Department Store Co., Ltd.	5,600	580,525
Hyundai Engineering & Construction Co., Ltd.	26,794	1,384,343
Hyundai Glovis Co., Ltd.	11,450	1,186,347
Hyundai Heavy Industries Co., Ltd.(1)	1,784	163,147
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	434,531
Hyundai Mobis Co., Ltd.	12,626	2,401,475
Hyundai Motor Co.	33,990	3,820,266
Hyundai Motor Co., Second PFC Shares	3,773	307,102
Hyundai Steel Co.	49,615	2,340,501
Hyundai Wia Corp.	6,700	244,847
InBody Co., Ltd.	11,574	332,841
Industrial Bank of Korea	71,500	986,109
Kangwon Land, Inc.	36,658	860,226
KB Financial Group, Inc.	81,707	3,846,090
KB Financial Group, Inc. ADR	7,488	348,042
KCC Corp.	1,710	503,308
Kia Motors Corp.	64,887	1,792,796
KIWOOM Securities Co., Ltd.	8,011	779,268
Korea Electric Power Corp.	262,607	7,532,175
Korea Gas Corp.(1)	15,047	864,912
Korea Investment Holdings Co., Ltd.	10,700	806,775
Korea Zinc Co., Ltd.	5,700	1,974,293
Korean Air Lines Co., Ltd.	18,577	470,657
Korean Reinsurance Co.	52,474	557,283
KT Corp.	87,949	2,163,092
KT&G Corp.	49,980	4,802,321
Kumho Petrochemical Co., Ltd.	4,900	511,935
LG Chem, Ltd.	23,459	7,021,472
LG Corp.	45,183	2,921,060
LG Display Co., Ltd.	33,200	544,662
LG Electronics, Inc.	9,019	671,512
LG Hausys, Ltd.	4,611	287,195
LG Household & Health Care, Ltd.	3,800	4,761,673
LG Uplus Corp.	278,220	3,494,462
Lotte Chemical Corp.	10,200	3,179,658
Lotte Corp.(1)	5,150	264,362
LOTTE Fine Chemical Co., Ltd.	10,800	629,446
Lotte Shopping Co., Ltd.	4,018	757,613
LS Corp.	7,030	473,318
LS Industrial Systems Co., Ltd.	4,500	284,924
Macrogen, Inc.(1)	13,950	439,416
Medy-Tox, Inc.	4,331	2,977,539
Mirae Asset Daewoo Co., Ltd.	118,556	905,949
Naver Corp.	3,131	2,142,558

Security	Shares	Value

South Korea (continued)
NCsoft Corp.	5,300	$1,763,760
NH Investment & Securities Co., Ltd.	51,222	686,191
Nong Shim Co., Ltd.	1,100	320,848
Orion Corp./Republic of Korea	7,895	1,054,096
Osstem Implant Co., Ltd.(1)	12,166	555,620
POSCO	23,524	6,940,985
Posco Daewoo Corp.	10,502	201,671
S-Oil Corp.	24,372	2,393,377
S1 Corp.	10,130	880,267
Samsung Biologics Co., Ltd.(1)(2)	8,264	3,093,162
Samsung C&T Corp.	21,421	2,239,796
Samsung Card Co., Ltd.	10,660	366,501
Samsung Electro-Mechanics Co., Ltd.	16,480	2,194,131
Samsung Electronics Co., Ltd.	435,500	18,242,906
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,076,310
Samsung Life Insurance Co., Ltd.	23,664	2,088,985
Samsung SDI Co., Ltd.	7,925	1,520,081
Samsung Securities Co., Ltd.	14,212	443,607
Seegene, Inc.(1)	19,291	482,773
Shinhan Financial Group Co., Ltd.	102,298	3,960,787
Shinsegae, Inc.	2,179	783,674
SK Chemicals Co., Ltd.(1)	6,265	521,666
SK Discovery Co., Ltd.	5,834	192,956
SK Holdings Co., Ltd.	6,366	1,478,152
SK Hynix, Inc.	58,370	4,480,435
SK Innovation Co., Ltd.	67,596	12,243,548
SK Telecom Co., Ltd.	33,743	7,052,606
SK Telecom Co., Ltd. ADR	19,826	462,342
ViroMed Co., Ltd.(1)	12,347	2,605,981
Woori Bank	20,809	303,513
Yuhan Corp.	7,463	1,456,108
Zyle Daewoo Motor Sales Corp.(1)	4,895	7,071
		$202,225,619

Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$383,713
Aitken Spence PLC	867,213	282,120
Ceylon Tobacco Co. PLC	96,609	689,525
Chevron Lubricants Lanka PLC	1,378,614	665,644
Commercial Bank of Ceylon PLC	3,183,469	2,475,453
DFCC Bank PLC	648,984	430,604
Dialog Axiata PLC	15,786,381	1,437,122
Distilleries Co. of Sri Lanka PLC	1,837,926	243,818
Hatton National Bank PLC	1,697,949	2,412,883
Hemas Holdings PLC	1,663,050	1,177,100
John Keells Holdings PLC	5,864,940	5,460,904

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Sri Lanka (continued)
Melstacorp PLC(1)	6,203,001	$2,043,523
National Development Bank PLC	1,130,024	876,726
Nations Trust Bank PLC(1)	958,472	548,669
Nestle Lanka PLC	14,336	158,657
Sampath Bank PLC(1)	904,643	1,733,318
Teejay Lanka PLC	1,870,121	365,920
		$21,385,699

Taiwan — 6.4%
Acer, Inc.	948,490	$773,473
Advantech Co., Ltd.	225,963	1,487,945
Altek Corp.	206,437	271,585
ASE Technology Holding Co., Ltd.	669,415	1,572,072
Asia Cement Corp.	1,183,967	1,299,679
Asia Optical Co., Inc.	187,913	578,210
Asustek Computer, Inc.	216,174	1,972,720
AU Optronics Corp.	3,013,925	1,276,930
AU Optronics Corp. ADR	33,754	142,779
Capital Securities Corp.	605,143	223,927
Catcher Technology Co., Ltd.	215,100	2,401,655
Cathay Financial Holding Co., Ltd.	2,145,019	3,778,241
Cathay Real Estate Development Co., Ltd.	462,000	242,400
Chang Hwa Commercial Bank, Ltd.	2,075,275	1,203,262
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	2,679,198
Cheng Uei Precision Industry Co., Ltd.	149,516	159,269
Chicony Electronics Co., Ltd.	160,516	361,376
China Airlines, Ltd.(1)	940,963	293,462
China Development Financial Holding Corp.	5,090,106	1,858,145
China Life Insurance Co., Ltd.	490,226	515,521
China Motor Corp.	1,026,930	954,061
China Petrochemical Development Corp.(1)	1,522,857	648,414
China Steel Corp.	6,433,886	4,997,941
Chipbond Technology Corp.	240,000	496,579
Chong Hong Construction Co., Ltd.	165,761	510,825
Chunghwa Telecom Co., Ltd.	2,476,909	8,926,359
Clevo Co.	206,579	232,093
Compal Electronics, Inc.	1,488,557	936,567
Coretronic Corp.	169,387	236,090
CTBC Financial Holding Co., Ltd.	6,143,273	4,414,048
Delta Electronics, Inc.	434,356	1,556,882
E.Sun Financial Holding Co., Ltd.	2,823,431	1,965,864
Elan Microelectronics Corp.	142,410	242,853
Epistar Corp.(1)	321,439	401,319
Eternal Materials Co., Ltd.	363,142	331,527
EVA Airways Corp.	1,821,478	880,444
Evergreen Marine Corp.(1)	1,171,314	498,670

Security	Shares	Value

Taiwan (continued)
Everlight Chemical Industrial Corp.	379,054	$231,122
Everlight Electronics Co., Ltd.	103,212	129,955
Far Eastern Department Stores, Ltd.	1,496,944	959,381
Far Eastern International Bank	1,036,926	343,298
Far Eastern New Century Corp.	2,069,313	1,959,388
Far EasTone Telecommunications Co., Ltd.	1,199,364	3,098,152
Faraday Technology Corp.	262,329	513,183
Feng Hsin Steel Co., Ltd.	172,000	329,861
FIH Mobile, Ltd.(1)	1,168,000	181,292
First Financial Holding Co., Ltd.	3,547,918	2,395,433
Formosa Chemicals & Fibre Corp.	1,780,214	7,084,018
Formosa International Hotels Corp.	40,132	196,073
Formosa Petrochemical Corp.	985,153	3,952,317
Formosa Plastics Corp.	2,620,853	9,658,619
Formosa Taffeta Co., Ltd.	545,000	595,616
Formosan Rubber Group, Inc.	364,500	173,271
Foxconn Technology Co., Ltd.	340,221	831,907
Fubon Financial Holding Co., Ltd.	1,538,833	2,574,645
Giant Manufacturing Co., Ltd.	228,093	963,597
Gintech Energy Corp.(1)	320,371	136,403
Goldsun Building Materials Co., Ltd.(1)	617,053	189,681
Great Wall Enterprise Co., Ltd.	321,362	428,637
Highwealth Construction Corp.	325,556	482,691
Hiwin Technologies Corp.	188,603	2,221,918
Hon Hai Precision Industry Co., Ltd.	2,050,636	5,588,119
Hotai Motor Co., Ltd.	98,000	862,598
HTC Corp.(1)	246,311	459,060
Hua Nan Financial Holdings Co., Ltd.	2,980,039	1,733,525
Huaku Development Co., Ltd.	187,010	406,083
Innolux Corp.	2,855,987	1,024,533
Inventec Corp.	1,330,753	1,043,603
King Yuan Electronics Co., Ltd.	711,274	646,638
Kinsus Interconnect Technology Corp.	166,280	284,771
Largan Precision Co., Ltd.	21,042	3,091,225
LCY Chemical Corp.	253,644	391,831
Lite-On Technology Corp.	751,508	908,046
Macronix International Corp., Ltd.(1)	499,741	708,681
MediaTek, Inc.	325,371	3,193,871
Mega Financial Holding Co., Ltd.	3,731,240	3,289,821
Merida Industry Co., Ltd.	435,907	2,178,253
Mitac Holdings Corp.	325,498	352,535
Nan Kang Rubber Tire Co., Ltd.	889,819	782,416
Nan Ya Plastics Corp.	3,006,303	8,586,472
Nanya Technology Corp.	311,276	844,949
Novatek Microelectronics Corp., Ltd.	263,479	1,185,720
Oriental Union Chemical Corp.	453,200	488,102

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Pegatron Corp.	553,486	$1,136,470
Phison Electronics Corp.	43,692	344,636
Pou Chen Corp.	2,168,764	2,516,363
Powertech Technology, Inc.	366,725	1,062,977
President Chain Store Corp.	619,120	7,015,506
Quanta Computer, Inc.	905,065	1,585,964
Radiant Opto-Electronics Corp.	206,350	412,236
Radium Life Tech Co., Ltd.(1)	342,068	125,538
Realtek Semiconductor Corp.	165,542	601,496
Ruentex Development Co., Ltd.(1)	406,239	468,743
Ruentex Industries, Ltd.	1,161,953	2,367,370
Sanyang Motor Co., Ltd.	1,509,000	1,080,345
Shin Kong Financial Holding Co., Ltd.	3,270,375	1,257,953
Shin Kong Synthetic Fibers Corp.	965,996	371,925
Simplo Technology Co., Ltd.	74,292	435,516
Sino-American Silicon Products, Inc.	183,259	735,916
SinoPac Financial Holdings Co., Ltd.	4,334,295	1,562,125
Solar Applied Materials Technology Corp.(1)	290,753	209,252
Synnex Technology International Corp.	684,558	1,032,247
Tainan Spinning Co., Ltd.	1,445,010	637,038
Taishin Financial Holding Co., Ltd.	3,940,238	1,859,449
Taiwan Business Bank	2,003,896	617,785
Taiwan Cement Corp.	1,724,118	2,392,266
Taiwan Cooperative Financial Holding Co., Ltd.	2,547,920	1,490,778
Taiwan Fertilizer Co., Ltd.	436,000	598,119
Taiwan Mobile Co., Ltd.	1,170,052	4,238,944
Taiwan Semiconductor Manufacturing Co., Ltd.	1,847,873	13,121,882
Taiwan Tea Corp.	661,346	325,063
Tatung Co., Ltd.(1)	1,214,645	1,077,014
Teco Electric & Machinery Co., Ltd.	1,226,000	920,077
Tong Yang Industry Co., Ltd.	379,826	584,429
TPK Holding Co., Ltd.(1)	83,515	175,881
Transcend Information, Inc.	63,886	177,170
Tripod Technology Corp.	152,979	420,116
TSRC Corp.	381,087	409,661
TTY Biopharm Co., Ltd.	307,255	981,363
Tung Ho Steel Enterprise Corp.	293,385	216,406
U-Ming Marine Transport Corp.	202,000	221,701
Uni-President Enterprises Corp.	3,855,626	9,773,332
Unimicron Technology Corp.	527,171	281,134
United Microelectronics Corp.	3,348,361	1,876,127
United Microelectronics Corp. ADR	93,397	263,380
Vanguard International Semiconductor Corp.	784,175	1,791,392
Walsin Lihwa Corp.	1,085,980	736,126
Wan Hai Lines, Ltd.	606,375	335,805
Waterland Financial Holdings	1,645,266	579,806

Security	Shares	Value

Taiwan (continued)
Wistron Corp.	963,584	$714,537
WPG Holdings Co., Ltd.	548,136	776,092
Yageo Corp.	118,822	4,367,091
Yang Ming Marine Transport(1)	521,628	153,823
YFY, Inc.(1)	1,451,414	572,899
Yieh Phui Enterprise Co., Ltd.	1,064,486	361,113
Yuanta Financial Holding Co., Ltd.	4,019,729	1,830,577
Yulon Motor Co., Ltd.	1,212,420	838,308
		$209,042,957

Thailand — 2.9%
Advanced Info Service PCL(7)	809,800	$4,519,469
Airports of Thailand PCL(7)	2,701,000	5,134,685
AP Thailand PCL(7)	4,609,660	1,132,557
Bangkok Bank PCL(7)	198,400	1,171,397
Bangkok Dusit Medical Services PCL(7)	6,953,300	5,240,418
Bangkok Expressway & Metro PCL(7)	6,497,454	1,460,534
Banpu PCL(7)	2,037,000	1,198,151
BEC World PCL(7)	1,693,300	400,808
Berli Jucker PCL(7)	1,314,200	2,002,267
Bumrungrad Hospital PCL(7)	676,700	3,402,219
Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	105,653
Central Pattana PCL(7)	972,200	2,046,454
Charoen Pokphand Foods PCL(7)	2,464,100	1,799,824
CP ALL PCL(7)	2,433,900	5,394,223
Delta Electronics (Thailand) PCL(7)	1,516,370	2,676,708
Electricity Generating PCL(7)	382,000	2,579,577
Glow Energy PCL(7)	803,700	2,298,550
Hana Microelectronics PCL(7)	1,416,900	1,408,539
Home Product Center PCL(7)	1,565,760	634,063
Indorama Ventures PCL(7)	1,721,800	2,843,035
Intouch Holdings PCL(7)	1,520,200	2,441,770
IRPC PCL(7)	8,405,400	1,470,052
Italian-Thai Development PCL(1)(7)	4,014,629	324,656
Kasikornbank PCL(7)	364,900	2,134,780
KCE Electronics PCL(7)	656,600	751,750
Kiatnakin Bank PCL(7)	555,000	1,134,857
Krung Thai Bank PCL(7)	1,610,225	811,118
Land & Houses PCL(7)	896,600	305,544
Major Cineplex Group PCL(7)	1,728,400	1,282,712
Minor International PCL(7)	3,179,761	3,118,427
Precious Shipping PCL(1)(7)	933,750	312,352
PTT Exploration & Production PCL(7)	861,016	3,644,844
PTT Global Chemical PCL(7)	1,519,650	3,345,141
PTT PCL(7)	3,921,000	5,668,867
Quality House PCL(7)	9,121,583	846,704

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Ratchaburi Electricity Generating Holding PCL(7)	578,300	$894,772
Samart Corp. PCL(7)	718,600	159,357
Siam Cement PCL(7)	254,100	3,172,770
Siam City Cement PCL(7)	84,087	509,974
Siam Commercial Bank PCL(7)	439,500	1,569,133
Sino-Thai Engineering & Construction PCL(1)(7)	1,387,400	757,553
Super Energy Corp. PCL(1)(7)	8,463,500	160,862
SVI PCL(7)	1,450,800	178,595
Thai Airways International PCL(1)(7)	1,290,500	490,800
Thai Beverage PCL(7)	5,055,800	2,670,256
Thai Oil PCL(7)	621,500	1,456,959
Thai Union Group PCL(7)	2,183,692	1,041,583
Thanachart Capital PCL(7)	460,200	649,405
Thoresen Thai Agencies PCL(7)	2,257,887	432,338
TMB Bank PCL(7)	5,321,200	369,771
Total Access Communication PCL(7)	790,500	875,436
TPI Polene PCL(7)	19,506,000	987,727
True Corp. PCL(7)	7,849,382	1,253,916
TTW PCL(7)	4,040,000	1,426,756
WHA Corp. PCL(7)	2,277,900	251,176
		$94,351,844

Tunisia — 0.1%
Attijari Bank	33,925	$654,510
Banque de Tunisie	160,285	520,787
Banque Internationale Arabe de Tunisie	12,093	767,678
Banque Nationale Agricole(1)	27,425	198,262
Carthage Cement(1)	335,567	260,468
Euro Cycles SA	34,571	411,401
Poulina Group	149,137	648,615
Societe D’Articles Hygieniques SA(1)	51,021	281,127
Societe Frigorifique et Brasserie de Tunis SA	34,283	293,474
Telnet Holding	40,433	149,506
Union Internationale de Banques SA	23,816	278,977
		$4,464,805

Turkey — 3.1%
AG Anadolu Grubu Holding AS	107,100	$496,014
Akbank Turk AS	1,840,745	3,008,509
Akcansa Cimento AS	90,700	189,067
Aksa Akrilik Kimya Sanayii AS	335,654	837,834
Aksa Enerji Uretim AS(1)	1,312,563	1,195,496
Alarko Holding AS	207,704	206,933
Anadolu Efes Biracilik ve Malt Sanayii AS	399,548	2,053,660
Arcelik AS	1,010,459	3,353,108

Security	Shares	Value

Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	154,326	$775,888
Aygaz AS	330,198	787,311
BIM Birlesik Magazalar AS	449,892	6,570,273
Cimsa Cimento Sanayi ve Ticaret AS	116,200	276,043
Coca-Cola Icecek AS	161,900	1,191,362
Dogan Sirketler Grubu Holding AS(1)	2,165,468	457,874
Dogus Otomotiv Servis ve Ticaret AS	140,556	213,234
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	541,374
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	20,493,939	9,075,252
Enerjisa Enerji AS(2)	1,053,571	1,421,670
Enka Insaat ve Sanayi AS	1,566,921	1,591,877
Eregli Demir ve Celik Fabrikalari TAS	2,919,663	6,475,240
Ford Otomotiv Sanayi AS	260,260	3,463,496
Gubre Fabrikalari TAS(1)	386,800	297,818
Haci Omer Sabanci Holding AS	1,047,729	2,011,611
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	373,901	472,997
Is Gayrimenkul Yatirim Ortakligi AS	2,448,816	528,279
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,443,657	2,348,907
KOC Holding AS	1,034,806	3,197,452
Koza Altin Isletmeleri AS(1)	122,800	1,134,906
Migros Ticaret AS(1)	186,855	833,828
Net Holding AS(1)	1,199,227	511,348
Petkim Petrokimya Holding AS	1,541,912	1,624,106
Sekerbank TAS(1)	673,641	186,830
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	203,166
Soda Sanayii AS	149,673	201,937
TAV Havalimanlari Holding AS	212,009	1,037,674
Tekfen Holding AS	152,291	574,637
Tofas Turk Otomobil Fabrikasi AS	469,986	2,459,627
Trakya Cam Sanayii AS	817,924	739,885
Tupras-Turkiye Petrol Rafinerileri AS	462,917	10,912,039
Turk Hava Yollari AO(1)	748,507	2,207,527
Turk Sise ve Cam Fabrikalari AS	401,274	369,400
Turk Telekomunikasyon AS(1)	2,183,657	2,373,855
Turkcell Iletisim Hizmetleri AS	3,847,629	10,200,088
Turkcell Iletisim Hizmetleri AS ADR	38,494	251,751
Turkiye Garanti Bankasi AS	1,637,600	2,987,232
Turkiye Halk Bankasi AS	540,082	871,415
Turkiye Is Bankasi AS, Class C	1,157,493	1,436,094
Turkiye Sinai Kalkinma Bankasi AS	1,676,550	353,900
Turkiye Vakiflar Bankasi TAO, Class D	905,498	966,113
Ulker Biskuvi Sanayi AS(1)	357,929	1,401,691
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,110,880
Yapi ve Kredi Bankasi AS(1)	1,927,043	1,037,086

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	75,030	$348,046
Zorlu Enerji Elektrik Uretim AS(1)	3,437,974	1,228,918
		$100,602,558

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,913,473
Abu Dhabi National Hotels	832,200	600,365
Agthia Group PJSC	623,000	816,049
Air Arabia PJSC	6,041,100	1,610,951
Ajman Bank PJSC	700,948	183,250
Al Waha Capital PJSC	1,401,285	665,902
Aldar Properties PJSC	3,816,500	2,101,091
Arabtec Holding PJSC	1,822,819	948,137
Dana Gas PJSC	3,612,782	1,023,078
DP World, Ltd.	416,236	9,581,020
Dubai Financial Market PJSC	1,713,500	450,639
Dubai Investments PJSC	1,379,272	714,323
Dubai Islamic Bank PJSC	1,037,500	1,376,720
Emaar Properties PJSC	3,506,022	4,704,687
Emirates Telecommunications Group Co. PJSC	676,655	2,977,168
First Abu Dhabi Bank PJSC	3,150,589	10,426,824
National Bank of Ras Al-Khaimah PSC (The)	62,608	73,858
National Central Cooling Co. (Tabreed)	1,050,547	475,691
RAK Properties PJSC	1,262,100	219,785
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	210,274
Union National Bank PJSC	1,180,087	1,194,926
		$44,268,211

Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$3,448,256
Bank for Investment and Development of Vietnam JSC	599,090	677,199
Bao Viet Holdings	371,340	1,311,468
Danang Rubber JSC	277,686	283,830
Development Investment Construction Corp.	589,411	452,966
FLC Faros Construction JSC(1)	365,126	684,950
FPT Corp.	2	4
Gemadept Corp.	972,649	1,058,914
HAGL JSC(1)	1,003,770	227,295
Hoa Phat Group JSC(1)	4,228,193	7,043,193
KIDO Group Corp.	387,216	562,199
Kinh Bac City Development Share Holding Corp.(1)	590,200	306,913
Masan Group Corp.(1)	644,430	2,214,059
PetroVietnam Drilling & Well Services JSC(1)	824,017	487,556
PetroVietnam Fertilizer & Chemical JSC	342,540	256,335

Security	Shares	Value

Vietnam (continued)
PetroVietnam Gas JSC	942,580	$3,614,641
PetroVietnam Technical Services Corp.	659,600	496,231
Pha Lai Thermal Power JSC	754,210	577,448
Saigon Securities, Inc.	143,640	177,478
Song Da Urban & Industrial Zone Investment and Development JSC	390,942	353,520
Tan Tao Investment & Industry JSC(1)	2,064,767	236,024
Vietjet Aviation JSC	348,144	2,142,490
Vietnam Construction and Import-Export JSC	459,600	329,575
Vietnam Dairy Products JSC	742,000	5,472,861
Vietnam Joint Stock Commercial Bank for Industry and Trade	684,823	721,614
Vietnam National Petroleum Group	309,590	786,540
Vincom Retail JSC(1)	138,950	233,867
Vingroup JSC(1)	2,013,874	9,379,190
Vinh Son - Song Hinh Hydropower JSC	750,120	565,628
		$44,102,244

Total Common Stocks (identified cost $2,624,538,747)		$3,217,114,939

Equity-Linked Securities(2)(8) — 0.8%
Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/20/20	17,067	$342,218
Al Hammadi Development and Industrial Corp.	8/10/20	34,517	303,721
Al Rajhi Bank	1/19/21	126,533	2,911,674
Al Tayyar Travel Group Holding Co.	2/24/21	74,582	533,957
Alinma Bank	1/19/21	119,259	681,144
Almarai Co.	7/20/20	64,286	1,035,337
Arab National Bank	3/13/20	48,974	417,872
Bank Albilad	2/24/21	38,550	240,735
Banque Saudi Fransi	3/24/20	65,833	595,075
Company for Cooperative Insurance (The)	7/20/20	16,075	304,325
Dar Al Arkan Real Estate Development	7/20/18	318,297	894,543
Emaar Economic City	4/5/21	152,763	488,796
Etihad Etisalat Co.	11/9/20	156,722	818,221
Fawaz Abdulaziz Alhokair Co.	2/28/20	53,700	370,853
Fitaihi Holding Group	9/14/18	57,200	186,683
Jarir Marketing Co.	1/19/21	18,612	882,375
Mobile Telecommunication Co.	4/5/21	39,298	69,996
Mouwasat Medical Services Co.	2/24/21	23,596	591,418
National Agriculture Development Co. (The)	12/11/18	10,101	96,287
National Commercial Bank	11/9/20	48,831	632,791

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
National Industrialization Co.	8/26/19	65,180	$384,787
Rabigh Refining and Petrochemicals Co.	7/20/20	84,000	634,981
Riyad Bank	11/9/20	137,000	593,977
Sahara Petrochemical Co.	9/14/18	50,710	245,549
Samba Financial Group	5/6/20	89,776	777,986
Saudi Airlines Catering Co.	5/10/21	23,421	581,388
Saudi Arabian Fertilizer Co.	7/20/20	24,333	400,322
Saudi Arabian Mining Co.	4/5/21	45,000	686,336
Saudi Basic Industries Corp.	1/19/21	60,743	2,044,014
Saudi British Bank	3/24/20	48,469	407,748
Saudi Cable Co.(1)	7/20/18	75,238	168,718
Saudi Cement Co.	7/20/18	20,250	268,085
Saudi Ceramic Co.	2/24/21	42,675	231,903
Saudi Chemical Co.	4/05/21	11,900	113,119
Saudi Dairy & Foodstuff Co.	5/10/21	5,419	136,107
Saudi Electricity Co.	1/19/21	222,677	1,236,187
Saudi Ground Services Co.	6/27/19	33,401	321,497
Saudi Industrial Investment Group	12/12/19	49,800	388,404
Saudi International Petrochemical	1/19/21	22,570	134,926
Saudi Kayan Petrochemical Co.	1/19/21	82,300	346,286
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1/27/21	15,099	128,430
Saudi Telecom Co.	4/5/21	79,600	1,903,854
Savola AB	1/24/20	93,100	924,707
Yamama Cement Co.	1/19/21	23,300	98,783
Yanbu National Petrochemicals Co.	7/20/20	17,800	353,594

Total Equity-Linked Securities (identified cost $22,540,016)			$25,909,709

Rights(1) — 0.0%(6)
Security	Shares	Value
Attijariwafa Bank, Exp. 7/2/18	18,542	$9,228
Banque Nationale Agricole, Exp. 7/27/18	27,425	21,000
Oi SA, Exp. 7/12/18	2,309,682	5,959

Total Rights (identified cost $15,791)		$36,187

Warrants(1) — 0.0%(6)
Security	Shares	Value
Datasonic Group Bhd, Exp. 7/5/23, Strike MYR 1.09	797,200	$0
Samart Corp. PCL, Exp. 5/17/21, Strike THB 15.00	239,533	2,169

Total Warrants (identified cost $0)		$2,169

Short-Term Investments — 0.2%
Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	$6,119	$6,119,339

Total Short-Term Investments (identified cost $6,119,339)		$6,119,339

Total Investments — 99.7% (identified cost $2,653,213,893)		$3,249,182,343

Other Assets, Less Liabilities — 0.3%		$8,590,702

Net Assets — 100.0%		$3,257,773,045

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $38,634,847 or 1.2% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the aggregate value of these securities is $52,793,185 or 1.6% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Portfolio of Investments — continued

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
United States Dollar	10.1%	$327,742,260
Hong Kong Dollar	8.9	288,974,875
New Taiwan Dollar	6.4	208,455,506
Indian Rupee	6.2	202,738,130
South Korean Won	6.2	201,415,235
South African Rand	5.8	187,927,304
Mexican Peso	5.7	184,648,775
Brazilian Real	5.3	173,644,770
New Turkish Lira	3.1	100,350,807
Malaysian Ringgit	3.0	98,926,776
Thai Baht	2.8	91,683,757
Polish Zloty	2.7	87,691,673
Indonesian Rupiah	2.7	86,937,965
Euro	2.6	84,188,769
Philippine Peso	2.4	78,891,654
Russian Ruble	2.3	76,412,958
Chilean Peso	2.2	73,056,118
Kuwaiti Dinar	2.1	66,856,460
Qatari Riyal	1.5	49,308,795
Pakistani Rupee	1.4	47,041,558
Vietnamese Dong	1.4	44,102,244
Chinese Yuan Renminbi	1.3	43,672,048
United Arab Emirates Dirham	1.3	43,452,209
Colombian Peso	1.2	40,512,486
Other currency, less than 1% each	11.1	360,549,211
Total Investments	99.7%	$3,249,182,343

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	19.7%	$641,756,796
Materials	12.0	391,264,167
Consumer Staples	10.3	334,263,623
Energy	9.4	306,159,853
Industrials	9.0	292,257,726
Telecommunication Services	8.9	289,429,477
Consumer Discretionary	8.7	285,225,840
Information Technology	6.9	225,585,071
Utilities	5.8	189,821,834
Health Care	4.7	153,835,586
Real Estate	4.1	133,463,031
Short-Term Investments	0.2	6,119,339
Total Investments	99.7%	$3,249,182,343

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

MYR	–	Malaysian Ringgit
THB	–	Thai Baht

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Statement of Assets and Liabilities

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $2,653,213,893)	$3,249,182,343
Cash	349,299
Foreign currency, at value (identified cost, $9,823,611)	9,754,299
Dividends and interest receivable	10,824,864
Receivable for Fund shares sold	1,174,057
Tax reclaims receivable	211,323
Total assets	$3,271,496,185

Liabilities
Payable for investments purchased	$174,911
Payable for Fund shares redeemed	7,766,829
Payable to affiliates:
Investment adviser fee	1,238,673
Administration fee	1,376,303
Accrued foreign capital gains taxes	3,155,038
Accrued expenses	11,386
Total liabilities	$13,723,140
Net Assets	$3,257,773,045

Sources of Net Assets
Paid-in capital	$2,688,765,845
Accumulated distributions in excess of net investment income	(114,522)
Accumulated net realized loss	(23,517,176)
Net unrealized appreciation	592,638,898
Total	$3,257,773,045

Institutional Class Shares
Net Assets	$3,257,773,045
Shares Outstanding	67,047,118
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$48.59

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Statement of Operations

Investment Income	Year Ended June 30, 2018
Dividends (net of foreign taxes, $11,102,249)	$101,735,831
Interest	16,665
Total investment income	$101,752,496

Expenses
Investment adviser fee	$16,255,960
Administration fee	18,062,178
Interest expense	93,977
Total expenses	$34,412,115

Net investment income	$67,340,381

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $175,987)	$63,949,542
Foreign currency transactions	(1,319,764)
Net realized gain	$62,629,778
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $606,906)	$10,903,401
Foreign currency	128,651
Net change in unrealized appreciation (depreciation)	$11,032,052

Net realized and unrealized gain	$73,661,830

Net increase in net assets from operations	$141,002,211

32	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$67,340,381	$54,297,351
Net realized gain (loss)	62,629,778	(31,929,481)
Net change in unrealized appreciation (depreciation)	11,032,052	467,166,183
Net increase in net assets from operations	$141,002,211	$489,534,053
Distributions to shareholders —
From net investment income	$(64,914,501)	$(47,871,238)
Total distributions to shareholders	$(64,914,501)	$(47,871,238)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$384,045,332	$804,065,920
Net asset value of shares issued to shareholders in payment of distributions declared	59,165,671	39,655,320
Cost of shares redeemed	(672,980,908)	(729,821,183)
Redemption fees	756,888	4,166,207
Net increase (decrease) in net assets from Fund share transactions	$(229,013,017)	$118,066,264

Net increase (decrease) in net assets	$(152,925,307)	$559,729,079

Net Assets
At beginning of year	$3,410,698,352	$2,850,969,273
At end of year	$3,257,773,045	$3,410,698,352

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(114,522)	$2,829,734

33	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Financial Highlights

	Institutional Class
	Year Ended June 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$47.740	$41.370	$46.230	$52.430	$45.870

Income (Loss) From Operations
Net investment income(1)	$0.967	$0.777	$0.799	$0.838	$0.805
Net realized and unrealized gain (loss)	0.811	6.232	(5.019)	(6.134)	6.518

Total income (loss) from operations	$1.778	$7.009	$(4.220)	$(5.296)	$7.323

Less Distributions
From net investment income	$(0.939)	$(0.699)	$(0.802)	$(0.981)	$(0.854)

Total distributions	$(0.939)	$(0.699)	$(0.802)	$(0.981)	$(0.854)

Redemption fees(1)(2)	$0.011	$0.060	$0.162	$0.077	$0.091

Net asset value — End of year	$48.590	$47.740	$41.370	$46.230	$52.430

Total Return(3)	3.63%	17.34%	(8.64)%	(9.93)%	16.30%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,257,773	$3,410,698	$2,850,969	$3,697,968	$3,886,328
Ratios (as a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.86%	1.75%	1.99%	1.71%	1.65%
Portfolio Turnover	6%	8%	2%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

34	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

35

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Fund shares acquired on or after April 1, 2005 were subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 were subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 were not subject to a redemption fee. The redemption fee was accounted for as an addition to paid-in capital. Effective September 1, 2016, Fund shares are no longer subject to a redemption fee.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

36

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended June 30, 2018 and June 30, 2017 was as follows:

	Year Ended June 30,
	2018	2017

Distributions declared from:
Ordinary income	$64,914,501	$47,871,238

During the year ended June 30, 2018, accumulated net realized loss was increased by $204,578, accumulated undistributed net investment income was decreased by $5,370,136 and paid-in capital was increased by $5,574,714 due to expired capital loss carryforwards, the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$32,852,416
Deferred capital losses	$(20,119,829)
Net unrealized appreciation	$556,274,613

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

At June 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $20,119,829 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2018, $8,424,903 are short-term and $11,694,926 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,689,578,178

Gross unrealized appreciation	$977,935,576
Gross unrealized depreciation	(418,331,411)

Net unrealized appreciation	$559,604,165

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2018, the investment adviser fee amounted to $16,255,960. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2018, the administration fee amounted to $18,062,178. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

EVM identified certain shareholder redemption transactions for which redemption fees, which were discontinued effective September 1, 2016, were inadvertently not charged that related to the year ended June 30, 2017 and prior years. Redemption fees identified during the year ended June 30, 2018

37

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Notes to Financial Statements — continued

aggregated $756,888, which were paid to the Fund by EVM. Redemption fees identified during the year ended June 30, 2017 aggregated $3.365 million, of which EVM paid $765,000 and a third party paid $2.6 million. Such payments have been included in redemption fees in the Statements of Changes in Net Assets.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2018, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $206,041,851 and $405,855,338, respectively, for the year ended June 30, 2018.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2018	2017

Sales	7,355,274	18,114,199
Issued to shareholders electing to receive payments of distributions in Fund shares	1,143,077	957,395
Redemptions	(12,887,177)	(16,556,946)

Net increase (decrease)	(4,388,826)	2,514,648

For the years ended June 30, 2018 and June 30, 2017, the Fund received $756,888 and $4,166,207, respectively, in redemption fees (see Note 3).

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

38

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$30,627,329	$1,460,486,158	$2,975,152	$1,494,088,639
Emerging Europe	27,202,630	547,545,859	244,306	574,992,795
Latin America	601,785,754	918,956	192,790	602,897,500
Middle East/Africa	4,430,969	540,705,036	0	545,136,005

Total Common Stocks	$664,046,682	$2,549,656,009	$3,412,248	$3,217,114,939
Equity-Linked Securities — Saudi Arabia	$—	$25,909,709	$—	$25,909,709
Rights	36,187	—	—	36,187
Warrants	2,169	0	—	2,169
Short-Term Investments	—	6,119,339	—	6,119,339

Total Investments	$664,085,038	$2,581,685,057	$3,412,248	$3,249,182,343

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2018 is not presented. At June 30, 2018, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

39

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 17, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

40

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended June 30, 2018, the Fund designates approximately $66,102,238, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended June 30, 2018, the Fund paid foreign taxes of $11,008,657 and recognized foreign source income of $112,591,009.

41

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

42

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

43

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark index for the three-year period. In considering the Fund’s performance, the Board noted that the Fund’s underperformance relative to its benchmark was primarily attributable to underweights in certain larger emerging market countries as a result of the Fund’s systematic rules-based approach.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2017 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

44

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 173 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 173 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

45

Parametric Tax-Managed Emerging Markets Fund

June 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2017 and June 30, 2018 by D&T, for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2017	6/30/2018
Audit Fees	$78,070	$78,070
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,854	$20,654
All Other Fees(3)	$0	$0

Total(4)	$92,924	$98,724

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/16	6/30/17		10/31/17	6/30/18
Audit Fees	$26,520	$78,070		$26,520	$78,070
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$13,815	$14,854		$14,022	$20,654
All Other Fees(3)	$0	$0		$0	$0

Total	$40,335	$92,924	(4)	$40,542	$98,724	(4)

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/16	6/30/17	10/31/17	6/30/18
Registrant(1)	$13,815	$14,854	$14,022	$20,654
Eaton Vance(2)	$56,434	$148,018	$148,018	$51,855

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018